Protective COLI VUL

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective COLI VUL and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective COLI VUL (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise Protective COLI VUL were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS Capital World Growth and Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from December 8, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS High Income VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Eaton Vance VT Floating-Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Core Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower Inflation-Protected Securities Fund, Investor Class	As of December 31, 2024	For the period from January 18, 2024 (commencement of operations) to December 31, 2024	For the period from January 18, 2024 (commencement of operations) to December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Large Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the period from January 10, 2024 (commencement of operations) to December 31, 2024	For the period from January 10, 2024 (commencement of operations) to December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	As of December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2	As of December 31, 2024	For the period from October 18, 2024 (commencement of operations) to December 31, 2024	For the period from October 18, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	As of December 31, 2024	For the period from September 27, 2024 (commencement of operations) to December 31, 2024	For the period from September 27, 2024 (commencement of operations) to December 31, 2024

Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	As of December 31, 2024	For the period from September 23, 2024 (commencement of operations) to December 31, 2024	For the period from September 23, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Government Money Market Portfolio, Service Class 2	As of December 31, 2024	For the period from May 17, 2024 (commencement of operations) to December 31, 2024	For the period from May 17, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 28, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Goldman Sachs VIT Government Money Market, Service Shares	As of December 31, 2024	For the period from June 12, 2024 (commencement of operations) to December 31, 2024	For the period from June 12, 2024 (commencement of operations) to December 31, 2024
Invesco Global Real Estate Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	Not Applicable	For the period from December 13, 2024 (commencement of operations) to December 31, 2024	For the period from December 13, 2024 (commencement of operations) to December 31, 2024
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Enterprise Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Janus Henderson Forty Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Total Return Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from December 18, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
LVIP American Century Capital Appreciation Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Global Real Estate Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from November 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 28, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Total Return Bond Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Income Portfolio, Institutional Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 20, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 16, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Real Estate Shares VCT Portfolio, Class I	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 28, 2023 (cessation of operations)

Putnam VT Focused International Equity Fund, Class IA	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT High Yield Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Growth Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Research Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Sustainable Future Fund, Class IA	As of December 31, 2024	For the period from February 15, 2024 (commencement of operations) to December 31, 2024	For the period from February 15, 2024 (commencement of operations) to December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 25, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Victory RS Small Cap Growth Equity VIP Series, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2

ASSETS:
Investments at fair value (1)	$17,304	$772,960	$5,511,266	$171,349	$649,663	$2,170,553	$135,820
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	60,817	3,865	398,135	555	1,178	70,149	339,147
Receivable from dividends	-	-	-	-	-	-	-
Total assets	78,121	776,825	5,909,401	171,904	650,841	2,240,702	474,967

LIABILITIES:
Payable to the Policies	60,817	3,865	398,135	555	1,178	70,149	339,147
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	60,817	3,865	398,135	555	1,178	70,149	339,147

NET ASSETS	$17,304	$772,960	$5,511,266	$171,349	$649,663	$2,170,553	$135,820

Fair value per share (NAV)	$15.49	$17.05	$125.79	$68.38	$17.75	$26.33	$16.53
Shares outstanding in the Separate Account	1,117	45,335	43,813	2,506	36,601	82,437	8,217

(1) Investments in mutual fund shares, at cost	$16,812	$744,072	$5,184,311	$161,080	$622,672	$2,213,451	$124,004

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional

ASSETS:
Investments at fair value (1)	$2,948,903	$452,126	$2,547,557	$1,741,744	$392,523	$350,658	$1,026,744
Receivable from the Policies	21,271	15	147	-	-	11,362	432
Receivable from the fund manager	-	-	-	2,508	163	-	-
Receivable from dividends	-	-	12,623	-	-	-	-
Total assets	2,970,174	452,141	2,560,327	1,744,252	392,686	362,020	1,027,176

LIABILITIES:
Payable to the Policies	-	-	-	2,508	163	-	-
Payable to the fund manager	21,271	15	147	-	-	11,362	432
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	21,271	15	147	2,508	163	11,362	432

NET ASSETS	$2,948,903	$452,126	$2,560,180	$1,741,744	$392,523	$350,658	$1,026,744

Fair value per share (NAV)	$13.65	$16.48	$6.91	$79.76	$24.43	$27.69	$8.97
Shares outstanding in the Separate Account	216,037	27,435	368,677	21,837	16,067	12,664	114,464

(1) Investments in mutual fund shares, at cost	$2,828,345	$428,787	$2,545,317	$1,482,123	$359,786	$346,185	$1,053,784

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating- Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class

ASSETS:
Investments at fair value (1)	$46,102	$5,955,601	$857,209	$396,134	$733,616	$158,206	$249,229
Receivable from the Policies	-	1,998	-	-	617	-	-
Receivable from the fund manager	-	-	108	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	46,102	5,957,599	857,317	396,134	734,233	158,206	249,229

LIABILITIES:
Payable to the Policies	-	-	108	-	-	-	-
Payable to the fund manager	-	1,998	-	-	617	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	1,998	108	-	617	-	-

NET ASSETS	$46,102	$5,955,601	$857,209	$396,134	$733,616	$158,206	$249,229

Fair value per share (NAV)	$5.67	$14.52	$8.61	$5.62	$12.55	$7.42	$9.54
Shares outstanding in the Separate Account	8,131	410,165	99,560	70,487	58,455	21,322	26,125

(1) Investments in mutual fund shares, at cost	$43,833	$5,947,764	$856,277	$380,797	$769,247	$157,594	$252,245

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Emerging Markets Equity Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$20,988	$62,972	$7,395,255	$2,142,814	$2,717,725	$58,439	$487,168
Receivable from the Policies	-	-	1,213	-	23,987	-	524
Receivable from the fund manager	31	-	-	-	-	1	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	21,019	62,972	7,396,468	2,142,814	2,741,712	58,440	487,692

LIABILITIES:
Payable to the Policies	31	-	-	-	-	1	-
Payable to the fund manager	-	-	1,213	-	23,987	-	524
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	31	-	1,213	-	23,987	1	524

NET ASSETS	$20,988	$62,972	$7,395,255	$2,142,814	$2,717,725	$58,439	$487,168

Fair value per share (NAV)	$9.06	$8.91	$12.44	$12.09	$10.32	$12.95	$10.23
Shares outstanding in the Separate Account	2,317	7,068	594,474	177,239	263,345	4,513	47,621

(1) Investments in mutual fund shares, at cost	$22,015	$63,540	$7,620,126	$1,975,935	$2,575,008	$58,716	$499,748

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,548,099	$3,649,136	$1,732,417	$1,147,056	$1,188,300	$808,859	$272,400
Receivable from the Policies	-	-	-	17,950	-	-	-
Receivable from the fund manager	29,662	4,840	162	-	1,253	4,750	5,753
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,577,761	3,653,976	1,732,579	1,165,006	1,189,553	813,609	278,153

LIABILITIES:
Payable to the Policies	29,662	4,840	162	-	1,253	4,750	5,753
Payable to the fund manager	-	-	-	17,950	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	29,662	4,840	162	17,950	1,253	4,750	5,753

NET ASSETS	$1,548,099	$3,649,136	$1,732,417	$1,147,056	$1,188,300	$808,859	$272,400

Fair value per share (NAV)	$13.71	$10.49	$13.78	$10.62	$14.13	$11.23	$18.29
Shares outstanding in the Separate Account	112,917	347,868	125,720	108,009	84,098	72,027	14,893

(1) Investments in mutual fund shares, at cost	$1,551,234	$3,589,559	$1,807,002	$1,145,554	$1,156,850	$818,130	$264,988

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$342,693	$215,667	$62,032	$302,835	$514,981	$430,828	$305,495
Receivable from the Policies	-	-	-	-	-	1,404	-
Receivable from the fund manager	90	-	-	-	6	-	208
Receivable from dividends	-	-	-	-	-	-	-
Total assets	342,783	215,667	62,032	302,835	514,987	432,232	305,703

LIABILITIES:
Payable to the Policies	90	-	-	-	6	-	208
Payable to the fund manager	-	-	-	-	-	1,404	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	90	-	-	-	6	1,404	208

NET ASSETS	$342,693	$215,667	$62,032	$302,835	$514,981	$430,828	$305,495

Fair value per share (NAV)	$10.75	$13.77	$6.31	$6.95	$8.02	$12.95	$12.09
Shares outstanding in the Separate Account	31,878	15,662	9,831	43,573	64,212	33,269	25,268

(1) Investments in mutual fund shares, at cost	$331,750	$231,397	$61,346	$296,695	$517,461	$425,069	$295,303

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class

ASSETS:
Investments at fair value (1)	$6,052,235	$1,488,234	$1,507,872	$390,242	$559,741	$75,785	$1,263,990
Receivable from the Policies	7,298	30,545	3,308	-	-	-	-
Receivable from the fund manager	-	-	-	2,574	4,255	159	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	6,059,533	1,518,779	1,511,180	392,816	563,996	75,944	1,263,990

LIABILITIES:
Payable to the Policies	-	-	-	2,574	4,255	159	-
Payable to the fund manager	7,298	30,545	3,308	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	7,298	30,545	3,308	2,574	4,255	159	-

NET ASSETS	$6,052,235	$1,488,234	$1,507,872	$390,242	$559,741	$75,785	$1,263,990

Fair value per share (NAV)	$21.00	$13.13	$10.27	$10.61	$38.44	$37.65	$10.71
Shares outstanding in the Separate Account	288,202	113,346	146,823	36,781	14,561	2,013	118,020

(1) Investments in mutual fund shares, at cost	$5,968,921	$1,414,120	$1,531,236	$386,486	$528,958	$76,303	$1,280,103

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$764,250	$378,171	$257,464	$381,314	$29,411	$26,257	$19,574
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	189	20	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	764,250	378,360	257,484	381,314	29,411	26,257	19,574

LIABILITIES:
Payable to the Policies	-	189	20	-	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	189	20	-	-	-	-

NET ASSETS	$764,250	$378,171	$257,464	$381,314	$29,411	$26,257	$19,574

Fair value per share (NAV)	$5.68	$11.47	$14.29	$16.27	$27.07	$14.01	$13.75
Shares outstanding in the Separate Account	134,551	32,970	18,017	23,437	1,086	1,874	1,424

(1) Investments in mutual fund shares, at cost	$732,797	$354,523	$238,806	$389,924	$31,104	$27,681	$20,306

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I

ASSETS:
Investments at fair value (1)	$14,015,423	$38,384,977	$954,472	$44,361	$238,638	$64,362	$41,476
Receivable from the Policies	-	39,875	-	-	-	-	-
Receivable from the fund manager	250,273	-	64	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	14,265,696	38,424,852	954,536	44,361	238,638	64,362	41,476

LIABILITIES:
Payable to the Policies	250,273	-	64	-	-	-	-
Payable to the fund manager	-	39,875	-	-	-	-	-
Payable to the Company	145,329	1	-	-	-	-	-
Total liabilities	395,602	39,876	64	-	-	-	-

NET ASSETS	$13,870,094	$38,384,976	$954,472	$44,361	$238,638	$64,362	$41,476

Fair value per share (NAV)	$1.00	$569.52	$10.77	$10.62	$1.00	$13.39	$33.52
Shares outstanding in the Separate Account	14,015,423	67,399	88,623	4,177	238,638	4,807	1,237

(1) Investments in mutual fund shares, at cost	$14,015,423	$34,839,487	$987,119	$45,807	$238,638	$72,422	$44,339

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio

ASSETS:
Investments at fair value (1)	$804,177	$2,028,956	$2,723,876	$4,891,351	$873,281	$1,441,944	$18,017
Receivable from the Policies	-	-	454	86	-	10,986	132
Receivable from the fund manager	1,622	6,840	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	805,799	2,035,796	2,724,330	4,891,437	873,281	1,452,930	18,149

LIABILITIES:
Payable to the Policies	1,622	6,840	-	-	-	-	-
Payable to the fund manager	-	-	454	86	-	10,986	132
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,622	6,840	454	86	-	10,986	132

NET ASSETS	$804,177	$2,028,956	$2,723,876	$4,891,351	$873,281	$1,441,944	$18,017

Fair value per share (NAV)	$29.25	$51.22	$84.18	$9.75	$57.38	$21.11	$13.89
Shares outstanding in the Separate Account	27,493	39,613	32,358	501,677	15,219	68,306	1,297

(1) Investments in mutual fund shares, at cost	$686,793	$1,847,962	$2,671,745	$4,917,338	$723,125	$964,958	$18,782

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$76,013	$341,387	$584,111	$367,454	$365,279	$37,892	$59,114
Receivable from the Policies	-	-	1,215	-	-	-	-
Receivable from the fund manager	-	71,851	-	693	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	76,013	413,238	585,326	368,147	365,279	37,892	59,114

LIABILITIES:
Payable to the Policies	-	71,851	-	693	-	-	-
Payable to the fund manager	-	-	1,215	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	71,851	1,215	693	-	-	-

NET ASSETS	$76,013	$341,387	$584,111	$367,454	$365,279	$37,892	$59,114

Fair value per share (NAV)	$16.77	$19.66	$30.35	$12.23	$21.69	$44.49	$10.32
Shares outstanding in the Separate Account	4,534	17,367	19,245	30,048	16,838	852	5,728

(1) Investments in mutual fund shares, at cost	$65,511	$341,505	$554,180	$374,396	$337,295	$34,262	$53,119

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class

ASSETS:
Investments at fair value (1)	$1,667,853	$587,801	$939,835	$1,925,982	$2,922,585	$23,153	$32,452
Receivable from the Policies	80	17	-	-	-	-	-
Receivable from the fund manager	-	-	4,726	70,821	37	28,690	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,667,933	587,818	944,561	1,996,803	2,922,622	51,843	32,452

LIABILITIES:
Payable to the Policies	-	-	4,726	70,821	37	28,690	-
Payable to the fund manager	80	17	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	80	17	4,726	70,821	37	28,690	-

NET ASSETS	$1,667,853	$587,801	$939,835	$1,925,982	$2,922,585	$23,153	$32,452

Fair value per share (NAV)	$12.47	$73.31	$15.79	$9.20	$10.59	$13.81	$35.59
Shares outstanding in the Separate Account	133,749	8,018	59,521	209,346	275,976	1,677	912

(1) Investments in mutual fund shares, at cost	$1,678,001	$522,992	$865,452	$1,616,459	$2,894,532	$22,116	$29,800

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class

ASSETS:
Investments at fair value (1)	$4,012,480	$1,707,725	$134,945	$833,183	$60,282	$239,302	$2,358
Receivable from the Policies	-	-	-	-	-	68	11
Receivable from the fund manager	1	3,382	68,753	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	4,012,481	1,711,107	203,698	833,183	60,282	239,370	2,369

LIABILITIES:
Payable to the Policies	1	3,382	68,753	-	-	-	-
Payable to the fund manager	-	-	-	-	-	68	11
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	3,382	68,753	-	-	68	11

NET ASSETS	$4,012,480	$1,707,725	$134,945	$833,183	$60,282	$239,302	$2,358

Fair value per share (NAV)	$11.50	$21.63	$5.45	$9.24	$7.24	$9.89	$10.00
Shares outstanding in the Separate Account	348,911	78,952	24,761	90,171	8,326	24,196	236

(1) Investments in mutual fund shares, at cost	$4,011,794	$1,674,293	$135,801	$855,267	$59,428	$240,125	$2,327

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA

ASSETS:
Investments at fair value (1)	$146,092	$2,480,118	$491,369	$410,977	$165,761	$294,190	$1,942,639
Receivable from the Policies	-	-	-	-	-	-	2,042
Receivable from the fund manager	-	299	3,488	-	-	64	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	146,092	2,480,417	494,857	410,977	165,761	294,254	1,944,681

LIABILITIES:
Payable to the Policies	-	299	3,488	-	-	64	-
Payable to the fund manager	-	-	-	-	-	-	2,042
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	299	3,488	-	-	64	2,042

NET ASSETS	$146,092	$2,480,118	$491,369	$410,977	$165,761	$294,190	$1,942,639

Fair value per share (NAV)	$9.64	$11.51	$9.04	$19.99	$5.71	$12.22	$17.97
Shares outstanding in the Separate Account	15,155	215,475	54,355	20,559	29,030	24,074	108,105

(1) Investments in mutual fund shares, at cost	$144,092	$2,483,298	$494,590	$357,346	$156,702	$286,074	$1,688,271

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio

ASSETS:
Investments at fair value (1)	$5,745,219	$2,098,914	$389,567	$21,188	$1,996,959	$100,477	$53,469
Receivable from the Policies	15,497	-	-	-	-	-	-
Receivable from the fund manager	-	469	17,130	-	13,793	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	5,760,716	2,099,383	406,697	21,188	2,010,752	100,477	53,469

LIABILITIES:
Payable to the Policies	-	469	17,130	-	13,793	-	-
Payable to the fund manager	15,497	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	15,497	469	17,130	-	13,793	-	-

NET ASSETS	$5,745,219	$2,098,914	$389,567	$21,188	$1,996,959	$100,477	$53,469

Fair value per share (NAV)	$32.94	$43.67	$11.76	$17.25	$56.35	$18.41	$11.74
Shares outstanding in the Separate Account	174,415	48,063	33,126	1,228	35,438	5,458	4,554

(1) Investments in mutual fund shares, at cost	$5,697,103	$1,359,197	$386,120	$21,101	$1,460,727	$98,334	$48,658

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

ASSETS:
Investments at fair value (1)	$4,116,029	$2,377
Receivable from the Policies	-	-
Receivable from the fund manager	-	-
Receivable from dividends	-	-
Total assets	4,116,029	2,377

LIABILITIES:
Payable to the Policies	-	-
Payable to the fund manager	-	-
Payable to the Company	-	-
Total liabilities	-	-

NET ASSETS	$4,116,029	$2,377

Fair value per share (NAV)	$10.46	$10.69
Shares outstanding in the Separate Account	393,502	222

(1) Investments in mutual fund shares, at cost	$4,055,919	$1,990

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2
INVESTMENT INCOME:
Dividend income	$1,255	$7,721	$16,269	$1,711	$7,791	$26,245	$6,623

TOTAL INVESTMENT INCOME	1,255	7,721	16,269	1,711	7,791	26,245	6,623

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,967	12,257	1,343,424	16,625	(13,657)	217,411	106,780
Capital gain distributions	-	26,207	94,132	5,774	-	6,344	3,270

Net realized gain (loss) on investments	5,967	38,464	1,437,556	22,399	(13,657)	223,755	110,050

Change in net unrealized appreciation (depreciation) on investments	342	(30,382)	(204,302)	3,801	22,310	(186,879)	(48,850)

Net realized and unrealized gain (loss) on investments	6,309	8,082	1,233,254	26,200	8,653	36,876	61,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,564	$15,803	$1,249,523	$27,911	$16,444	$63,121	$67,823

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional
INVESTMENT INCOME:
Dividend income	$65,984	$6,066	$128,661	$18,016	$2,183	$-	$28,765

TOTAL INVESTMENT INCOME	65,984	6,066	128,661	18,016	2,183	-	28,765

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	74,937	6,319	80,404	125,929	9,471	15,346	(2,053)
Capital gain distributions	161,919	28,333	-	88,917	8,157	11,442	-

Net realized gain (loss) on investments	236,856	34,652	80,404	214,846	17,628	26,788	(2,053)

Change in net unrealized appreciation (depreciation) on investments	(20,020)	(5,347)	(62,073)	111,300	13,864	(9,768)	(16,715)

Net realized and unrealized gain (loss) on investments	216,836	29,305	18,331	326,146	31,492	17,020	(18,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,820	$35,371	$146,992	$344,162	$33,675	$17,020	$9,997

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$3,202	$39,812	$43,266	$12,194	$859	$17,348	$4,888

TOTAL INVESTMENT INCOME	3,202	39,812	43,266	12,194	859	17,348	4,888

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(985)	668,562	4,577	1,911	(43,281)	(7,072)	1,144
Capital gain distributions	-	93,309	-	16,373	1,600	-	1,853

Net realized gain (loss) on investments	(985)	761,871	4,577	18,284	(41,681)	(7,072)	2,997

Change in net unrealized appreciation (depreciation) on investments	1,636	(326,808)	(5,922)	5,184	42,224	(3,399)	(1,234)

Net realized and unrealized gain (loss) on investments	651	435,063	(1,345)	23,468	543	(10,471)	1,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,853	$474,875	$41,921	$35,662	$1,402	$6,877	$6,651

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$7,766	$278	$257,895	$2,188	$70,582	$34,777	$-

TOTAL INVESTMENT INCOME	7,766	278	257,895	2,188	70,582	34,777	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	351	11,898	-	(46)	735,145	(2,108)	79,780
Capital gain distributions	-	-	-	-	6,683	67,044	240,103

Net realized gain (loss) on investments	351	11,898	-	(46)	741,828	64,936	319,883

Change in net unrealized appreciation (depreciation) on investments	(3,954)	(9,874)	-	(567)	(854,947)	1,295	81,104

Net realized and unrealized gain (loss) on investments	(3,603)	2,024	-	(613)	(113,119)	66,231	400,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,163	$2,302	$257,895	$1,575	$(42,537)	$101,008	$400,987

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,527	$13,785	$37,787	$100,939	$36,453	$28,838	$22,442

TOTAL INVESTMENT INCOME	1,527	13,785	37,787	100,939	36,453	28,838	22,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	425	17,605	35,454	95,268	152,754	106,283	45,644
Capital gain distributions	873	2,823	30,866	94,108	55,040	59,798	48,629

Net realized gain (loss) on investments	1,298	20,428	66,320	189,376	207,794	166,081	94,273

Change in net unrealized appreciation (depreciation) on investments	(467)	(14,020)	(24,898)	(39,859)	(123,687)	(41,321)	(9,362)

Net realized and unrealized gain (loss) on investments	831	6,408	41,422	149,517	84,107	124,760	84,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,358	$20,193	$79,209	$250,456	$120,560	$153,598	$107,353

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$19,567	$3,357	$8,190	$15,649	$1,891	$9,068	$14,990

TOTAL INVESTMENT INCOME	19,567	3,357	8,190	15,649	1,891	9,068	14,990

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	38,269	7,906	5,027	20,099	(1,297)	(10,506)	(1,491)
Capital gain distributions	31,881	8,197	11,441	2,253	2,534	7,758	9,088

Net realized gain (loss) on investments	70,150	16,103	16,468	22,352	1,237	(2,748)	7,597

Change in net unrealized appreciation (depreciation) on investments	(28,912)	5,816	1,155	(19,860)	1,558	14,620	9,350

Net realized and unrealized gain (loss) on investments	41,238	21,919	17,623	2,492	2,795	11,872	16,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,805	$25,276	$25,813	$18,141	$4,686	$20,940	$31,937

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$15,220	$7,832	$44,608	$10,963	$27,464	$1,691	$-

TOTAL INVESTMENT INCOME	15,220	7,832	44,608	10,963	27,464	1,691	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	20,330	14,595	577,683	19,575	47,838	8,167	35,045
Capital gain distributions	-	11,650	89,839	51,170	-	25,021	5,816

Net realized gain (loss) on investments	20,330	26,245	667,522	70,745	47,838	33,188	40,861

Change in net unrealized appreciation (depreciation) on investments	(13,849)	(8,489)	(202,737)	9,094	(38,340)	(14,004)	(1,081)

Net realized and unrealized gain (loss) on investments	6,481	17,756	464,785	79,839	9,498	19,184	39,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,701	$25,588	$509,393	$90,802	$36,962	$20,875	$39,780

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$33,195	$14,131	$4,442	$2,745	$5,806	$326

TOTAL INVESTMENT INCOME	-	33,195	14,131	4,442	2,745	5,806	326

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,174	(2,649)	248	5,155	11,115	1	(1)
Capital gain distributions	2,615	-	-	-	-	739	96

Net realized gain (loss) on investments	3,789	(2,649)	248	5,155	11,115	740	95

Change in net unrealized appreciation (depreciation) on investments	(518)	(25,534)	17,622	17,912	10,827	(8,610)	(1,692)

Net realized and unrealized gain (loss) on investments	3,271	(28,183)	17,870	23,067	21,942	(7,870)	(1,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,271	$5,012	$32,001	$27,509	$24,687	$(2,064)	$(1,271)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares
INVESTMENT INCOME:
Dividend income	$270	$190	$297,037	$406,973	$22,902	$1,471	$27,911

TOTAL INVESTMENT INCOME	270	190	297,037	406,973	22,902	1,471	27,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)	2	-	3,982,168	6,470	324	-
Capital gain distributions	100	62	-	20,985	-	-	-

Net realized gain (loss) on investments	99	64	-	4,003,153	6,470	324	-

Change in net unrealized appreciation (depreciation) on investments	(1,423)	(732)	-	1,167,240	(40,888)	(1,863)	-

Net realized and unrealized gain (loss) on investments	(1,324)	(668)	-	5,170,393	(34,418)	(1,539)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,054)	$(478)	$297,037	$5,577,366	$(11,516)	$(68)	$27,911

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco Global Real Estate Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio
INVESTMENT INCOME:
Dividend income	$1,707	$-	$652	$-	$39,866	$14,277	$174,905

TOTAL INVESTMENT INCOME	1,707	-	652	-	39,866	14,277	174,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(109)	(1)	31	35,895	(1,850)	307,228	(43,291)
Capital gain distributions	-	-	194	27,960	-	71,265	-

Net realized gain (loss) on investments	(109)	(1)	225	63,855	(1,850)	378,493	(43,291)

Change in net unrealized appreciation (depreciation) on investments	(2,750)	-	(2,928)	30,854	222,088	(106,660)	(67,570)

Net realized and unrealized gain (loss) on investments	(2,859)	(1)	(2,703)	94,709	220,238	271,833	(110,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,152)	$(1)	$(2,051)	$94,709	$260,104	$286,110	$64,044

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$653	$-	$838	$-	$11,316	$-	$9,987

TOTAL INVESTMENT INCOME	653	-	838	-	11,316	-	9,987

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,544	109,230	118	11,594	1,572	311,646	3,389
Capital gain distributions	34,099	-	-	5,659	25,596	141,719	15,744

Net realized gain (loss) on investments	55,643	109,230	118	17,253	27,168	453,365	19,133

Change in net unrealized appreciation (depreciation) on investments	84,830	224,850	(390)	1,301	1,137	(247,507)	(14,868)

Net realized and unrealized gain (loss) on investments	140,473	334,080	(272)	18,554	28,305	205,858	4,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,126	$334,080	$566	$18,554	$39,621	$205,858	$14,252

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class
INVESTMENT INCOME:
Dividend income	$2,855	$188	$708	$29,204	$-	$8,513	$-

TOTAL INVESTMENT INCOME	2,855	188	708	29,204	-	8,513	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	10,653	25,240	(1,328)	(29,478)	7,274	41,423	(23,220)
Capital gain distributions	5,400	1,563	589	-	40,197	2,765	121,065

Net realized gain (loss) on investments	16,053	26,803	(739)	(29,478)	47,471	44,188	97,845

Change in net unrealized appreciation (depreciation) on investments	11,766	(10,656)	3,191	(34,810)	61,383	14,487	142,251

Net realized and unrealized gain (loss) on investments	27,819	16,147	2,452	(64,288)	108,854	58,675	240,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,674	$16,335	$3,160	$(35,084)	$108,854	$67,188	$240,096

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
INVESTMENT INCOME:
Dividend income	$33,024	$-	$86	$172,861	$26,422	$3,930	$28,413

TOTAL INVESTMENT INCOME	33,024	-	86	172,861	26,422	3,930	28,413

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	235,639	2,640	178	(27,248)	3,111	(11,326)	(26,421)
Capital gain distributions	111,357	-	831	-	119,664	-	-

Net realized gain (loss) on investments	346,996	2,640	1,009	(27,248)	122,775	(11,326)	(26,421)

Change in net unrealized appreciation (depreciation) on investments	(97,060)	50	1,662	(56,992)	(22,345)	13,106	(5,115)

Net realized and unrealized gain (loss) on investments	249,936	2,690	2,671	(84,240)	100,430	1,780	(31,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,960	$2,690	$2,757	$88,621	$126,852	$5,710	$(3,123)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA
INVESTMENT INCOME:
Dividend income	$3,335	$12,737	$67	$5,347	$37,076	$18,307	$-

TOTAL INVESTMENT INCOME	3,335	12,737	67	5,347	37,076	18,307	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	122	1,422	43	276	8,463	2,848	(1)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	122	1,422	43	276	8,463	2,848	(1)

Change in net unrealized appreciation (depreciation) on investments	695	(1,996)	(3)	136	(16,108)	(11,312)	-

Net realized and unrealized gain (loss) on investments	817	(574)	40	412	(7,645)	(8,464)	(1)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,152	$12,163	$107	$5,759	$29,431	$9,843	$(1)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
INVESTMENT INCOME:
Dividend income	$7,127	$7,116	$8,432	$1,142	$47,753	$12,794	$3,537

TOTAL INVESTMENT INCOME	7,127	7,116	8,432	1,142	47,753	12,794	3,537

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,326	325	15,207	124,761	628,959	118,457	29,013
Capital gain distributions	-	-	917	50,317	163,968	13,756	13,760

Net realized gain (loss) on investments	11,326	325	16,124	175,078	792,927	132,213	42,773

Change in net unrealized appreciation (depreciation) on investments	29,746	3,746	(5,524)	188,834	(200,859)	338,813	(34,483)

Net realized and unrealized gain (loss) on investments	41,072	4,071	10,600	363,912	592,068	471,026	8,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,199	$11,187	$19,032	$365,054	$639,821	$483,820	$11,827

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INVESTMENT INCOME:
Dividend income	$-	$-	$1,861	$667	$65,792	$-

TOTAL INVESTMENT INCOME	-	-	1,861	667	65,792	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	498	365,319	1	523	9,122	111
Capital gain distributions	-	84,913	69	563	-	-

Net realized gain (loss) on investments	498	450,232	70	1,086	9,122	111

Change in net unrealized appreciation (depreciation) on investments	88	101,443	735	2,503	(36,964)	168

Net realized and unrealized gain (loss) on investments	586	551,675	805	3,589	(27,842)	279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$586	$551,675	$2,666	$4,256	$37,950	$279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,255	$7,721	$16,269	$1,711	$7,791	$26,245	$6,623
Net realized gain (loss) on investments	5,967	38,464	1,437,556	22,399	(13,657)	223,755	110,050
Change in net unrealized appreciation (depreciation) on investments	342	(30,382)	(204,302)	3,801	22,310	(186,879)	(48,850)

Net increase (decrease) in net assets resulting from operations	7,564	15,803	1,249,523	27,911	16,444	63,121	67,823

POLICY TRANSACTIONS:
Policy owners' net payments	6,132	116,761	332,360	52,451	36,939	192,488	6,213
Policy maintenance charges	(538)	(11,564)	(53,124)	(1,232)	(11,179)	(13,712)	(3,208)
Policy owners' benefits	-	(4)	(67,800)	-	-	(27,426)	-
Net transfers (to) from the Company and/or Subaccounts	62,049	(45,428)	1,393,716	(7,597)	83,039	922,232	87,579
Net Policy loan repayments (withdrawals)	(60,817)	(27,094)	(435,681)	-	(8,821)	(101,583)	(338,954)

Increase (decrease) in net assets resulting from Policy transactions	6,826	32,671	1,169,471	43,622	99,978	971,999	(248,370)

Total increase (decrease) in net assets	14,390	48,474	2,418,994	71,533	116,422	1,035,120	(180,547)

NET ASSETS:
Beginning of period	2,914	724,486	3,092,272	99,816	533,241	1,135,433	316,367

End of period	$17,304	$772,960	$5,511,266	$171,349	$649,663	$2,170,553	$135,820

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$65,984	$6,066	$128,661	$18,016	$2,183	$-	$28,765
Net realized gain (loss) on investments	236,856	34,652	80,404	214,846	17,628	26,788	(2,053)
Change in net unrealized appreciation (depreciation) on investments	(20,020)	(5,347)	(62,073)	111,300	13,864	(9,768)	(16,715)

Net increase (decrease) in net assets resulting from operations	282,820	35,371	146,992	344,162	33,675	17,020	9,997

POLICY TRANSACTIONS:
Policy owners' net payments	524,158	46,182	52,516	161,740	85,006	43,132	255,789
Policy maintenance charges	(54,993)	(16,264)	(10,145)	(23,808)	(5,451)	(5,205)	(7,166)
Policy owners' benefits	-	(22)	(37,113)	(231,869)	(1)	-	(1)
Net transfers (to) from the Company and/or Subaccounts	330,324	65,022	1,058,252	106,116	(15,206)	67,689	223,119
Net Policy loan repayments (withdrawals)	(246,946)	(28,632)	(22,035)	(14,027)	(9,040)	(20,775)	(68,384)

Increase (decrease) in net assets resulting from Policy transactions	552,543	66,286	1,041,475	(1,848)	55,308	84,841	403,357

Total increase (decrease) in net assets	835,363	101,657	1,188,467	342,314	88,983	101,861	413,354

NET ASSETS:
Beginning of period	2,113,540	350,469	1,371,713	1,399,430	303,540	248,797	613,390

End of period	$2,948,903	$452,126	$2,560,180	$1,741,744	$392,523	$350,658	$1,026,744

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,202	$39,812	$43,266	$12,194	$859	$17,348	$4,888
Net realized gain (loss) on investments	(985)	761,871	4,577	18,284	(41,681)	(7,072)	2,997
Change in net unrealized appreciation (depreciation) on investments	1,636	(326,808)	(5,922)	5,184	42,224	(3,399)	(1,234)

Net increase (decrease) in net assets resulting from operations	3,853	474,875	41,921	35,662	1,402	6,877	6,651

POLICY TRANSACTIONS:
Policy owners' net payments	-	51,229	20,275	114,078	-	75,940	71,642
Policy maintenance charges	(612)	(11,396)	(6,495)	(8,717)	(903)	(6,285)	(4,518)
Policy owners' benefits	-	(200,118)	(12,722)	(11,347)	-	(506)	-
Net transfers (to) from the Company and/or Subaccounts	(9,043)	2,392,111	480,942	2,087	(227,677)	(2,191)	(19,065)
Net Policy loan repayments (withdrawals)	-	-	(188)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(9,655)	2,231,826	481,812	96,101	(228,580)	66,958	48,059

Total increase (decrease) in net assets	(5,802)	2,706,701	523,733	131,763	(227,178)	73,835	54,710

NET ASSETS:
Beginning of period	51,904	3,248,900	333,476	264,371	227,178	659,781	103,496

End of period	$46,102	$5,955,601	$857,209	$396,134	$-	$733,616	$158,206

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,766	$278	$257,895	$2,188	$70,582	$34,777	$-
Net realized gain (loss) on investments	351	11,898	-	(46)	741,828	64,936	319,883
Change in net unrealized appreciation (depreciation) on investments	(3,954)	(9,874)	-	(567)	(854,947)	1,295	81,104

Net increase (decrease) in net assets resulting from operations	4,163	2,302	257,895	1,575	(42,537)	101,008	400,987

POLICY TRANSACTIONS:
Policy owners' net payments	7,677	2,785	3,260,320	7,217	288,427	117,198	359,640
Policy maintenance charges	(2,357)	(230)	(331,908)	(476)	(15,698)	(47,703)	(23,958)
Policy owners' benefits	-	-	(350,983)	-	(104,360)	(48)	-
Net transfers (to) from the Company and/or Subaccounts	73,423	(79,632)	(14,255,437)	54,656	3,170,814	156,251	1,420,075
Net Policy loan repayments (withdrawals)	-	-	(223,240)	-	(7,962)	-	(628)

Increase (decrease) in net assets resulting from Policy transactions	78,743	(77,077)	(11,901,248)	61,397	3,331,221	225,698	1,755,129

Total increase (decrease) in net assets	82,906	(74,775)	(11,643,353)	62,972	3,288,684	326,706	2,156,116

NET ASSETS:
Beginning of period	166,323	95,763	11,643,353	-	4,106,571	1,816,108	561,609

End of period	$249,229	$20,988	$-	$62,972	$7,395,255	$2,142,814	$2,717,725

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,527	$13,785	$37,787	$100,939	$36,453	$28,838	$22,442
Net realized gain (loss) on investments	1,298	20,428	66,320	189,376	207,794	166,081	94,273
Change in net unrealized appreciation (depreciation) on investments	(467)	(14,020)	(24,898)	(39,859)	(123,687)	(41,321)	(9,362)

Net increase (decrease) in net assets resulting from operations	2,358	20,193	79,209	250,456	120,560	153,598	107,353

POLICY TRANSACTIONS:
Policy owners' net payments	4,547	178,226	312,986	979,540	1,281,953	701,851	312,737
Policy maintenance charges	(491)	(6,663)	(23,684)	(38,423)	(26,015)	(19,078)	(14,880)
Policy owners' benefits	-	-	(24,194)	(94,390)	(12,422)	-	-
Net transfers (to) from the Company and/or Subaccounts	31,606	4,476	538,900	127,089	(1,357,168)	(520,514)	(257,333)
Net Policy loan repayments (withdrawals)	-	-	(174,751)	(459)	-	(16,200)	-

Increase (decrease) in net assets resulting from Policy transactions	35,662	176,039	629,257	973,357	(113,652)	146,059	40,524

Total increase (decrease) in net assets	38,020	196,232	708,466	1,223,813	6,908	299,657	147,877

NET ASSETS:
Beginning of period	20,419	290,936	839,633	2,425,323	1,725,509	847,399	1,040,423

End of period	$58,439	$487,168	$1,548,099	$3,649,136	$1,732,417	$1,147,056	$1,188,300

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$19,567	$3,357	$8,190	$15,649	$1,891	$9,068	$14,990
Net realized gain (loss) on investments	70,150	16,103	16,468	22,352	1,237	(2,748)	7,597
Change in net unrealized appreciation (depreciation) on investments	(28,912)	5,816	1,155	(19,860)	1,558	14,620	9,350

Net increase (decrease) in net assets resulting from operations	60,805	25,276	25,813	18,141	4,686	20,940	31,937

POLICY TRANSACTIONS:
Policy owners' net payments	327,136	130,320	62,710	-	4,191	68,594	71,871
Policy maintenance charges	(10,048)	(4,069)	(5,097)	(1,394)	(744)	(3,950)	(5,075)
Policy owners' benefits	(1,623)	-	(14)	-	-	(15,700)	(133,225)
Net transfers (to) from the Company and/or Subaccounts	(15,529)	2,834	34,873	124,429	1,989	(10,210)	2,928
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	299,936	129,085	92,472	123,035	5,436	38,734	(63,501)

Total increase (decrease) in net assets	360,741	154,361	118,285	141,176	10,122	59,674	(31,564)

NET ASSETS:
Beginning of period	448,118	118,039	224,408	74,491	51,910	243,161	546,545

End of period	$808,859	$272,400	$342,693	$215,667	$62,032	$302,835	$514,981

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15,220	$7,832	$44,608	$10,963	$27,464	$1,691	$-
Net realized gain (loss) on investments	20,330	26,245	667,522	70,745	47,838	33,188	40,861
Change in net unrealized appreciation (depreciation) on investments	(13,849)	(8,489)	(202,737)	9,094	(38,340)	(14,004)	(1,081)

Net increase (decrease) in net assets resulting from operations	21,701	25,588	509,393	90,802	36,962	20,875	39,780

POLICY TRANSACTIONS:
Policy owners' net payments	19,065	99,226	327,480	163,493	132,197	43,591	83,060
Policy maintenance charges	(3,922)	(8,860)	(17,649)	(13,409)	(3,935)	(4,536)	(6,224)
Policy owners' benefits	-	(35,915)	(215,243)	(73)	(13,502)	-	-
Net transfers (to) from the Company and/or Subaccounts	(69,722)	(14,700)	1,699,672	301,161	630,121	129,089	69,086
Net Policy loan repayments (withdrawals)	(15,401)	(23,160)	(26,038)	(17,001)	-	(16,114)	(21,970)

Increase (decrease) in net assets resulting from Policy transactions	(69,980)	16,591	1,768,222	434,171	744,881	152,030	123,952

Total increase (decrease) in net assets	(48,279)	42,179	2,277,615	524,973	781,843	172,905	163,732

NET ASSETS:
Beginning of period	479,107	263,316	3,774,620	963,261	726,029	217,337	396,009

End of period	$430,828	$305,495	$6,052,235	$1,488,234	$1,507,872	$390,242	$559,741

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$33,195	$14,131	$4,442	$2,745	$5,806	$326
Net realized gain (loss) on investments	3,789	(2,649)	248	5,155	11,115	740	95
Change in net unrealized appreciation (depreciation) on investments	(518)	(25,534)	17,622	17,912	10,827	(8,610)	(1,692)

Net increase (decrease) in net assets resulting from operations	3,271	5,012	32,001	27,509	24,687	(2,064)	(1,271)

POLICY TRANSACTIONS:
Policy owners' net payments	52,644	247,880	28,946	50,950	128,183	15,277	-
Policy maintenance charges	(627)	(11,602)	(2,621)	(13,691)	(3,415)	(77)	(68)
Policy owners' benefits	-	(94,337)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	20,497	410,805	448,426	100,028	(22,967)	368,178	30,750
Net Policy loan repayments (withdrawals)	-	(7,912)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	72,514	544,834	474,751	137,287	101,801	383,378	30,682

Total increase (decrease) in net assets	75,785	549,846	506,752	164,796	126,488	381,314	29,411

NET ASSETS:
Beginning of period	-	714,144	257,498	213,375	130,976	-	-

End of period	$75,785	$1,263,990	$764,250	$378,171	$257,464	$381,314	$29,411

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$270	$190	$297,037	$406,973	$22,902	$1,471	$27,911
Net realized gain (loss) on investments	99	64	-	4,003,153	6,470	324	-
Change in net unrealized appreciation (depreciation) on investments	(1,423)	(732)	-	1,167,240	(40,888)	(1,863)	-

Net increase (decrease) in net assets resulting from operations	(1,054)	(478)	297,037	5,577,366	(11,516)	(68)	27,911

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	3,508,805	4,482,427	27,804	19,740	35,405,655
Policy maintenance charges	(91)	(68)	(112,685)	(192,596)	(744)	(573)	(388,099)
Policy owners' benefits	-	-	(149,342)	(203,683)	-	-	(1,258)
Net transfers (to) from the Company and/or Subaccounts	27,402	20,120	10,814,018	10,852,419	685,475	5,027	(34,805,571)
Net Policy loan repayments (withdrawals)	-	-	(487,739)	(244,915)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	27,311	20,052	13,573,057	14,693,652	712,535	24,194	210,727

Total increase (decrease) in net assets	26,257	19,574	13,870,094	20,271,018	701,019	24,126	238,638

NET ASSETS:
Beginning of period	-	-	-	18,113,958	253,453	20,235	-

End of period	$26,257	$19,574	$13,870,094	$38,384,976	$954,472	$44,361	$238,638

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco Global Real Estate Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,707	$-	$652	$-	$39,866	$14,277	$174,905
Net realized gain (loss) on investments	(109)	(1)	225	63,855	(1,850)	378,493	(43,291)
Change in net unrealized appreciation (depreciation) on investments	(2,750)	-	(2,928)	30,854	222,088	(106,660)	(67,570)

Net increase (decrease) in net assets resulting from operations	(1,152)	(1)	(2,051)	94,709	260,104	286,110	64,044

POLICY TRANSACTIONS:
Policy owners' net payments	1,447	264	470	61,562	204,467	215,017	187,602
Policy maintenance charges	(469)	-	(15)	(20,366)	(30,127)	(7,244)	(8,829)
Policy owners' benefits	-	-	-	(86,154)	-	(18,322)	(53,729)
Net transfers (to) from the Company and/or Subaccounts	(1)	(263)	42,111	(10,873)	56,751	896,900	2,314,239
Net Policy loan repayments (withdrawals)	-	-	-	(10,762)	(8,085)	-	-

Increase (decrease) in net assets resulting from Policy transactions	977	1	42,566	(66,593)	223,006	1,086,351	2,439,283

Total increase (decrease) in net assets	(175)	-	40,515	28,116	483,110	1,372,461	2,503,327

NET ASSETS:
Beginning of period	64,537	-	961	776,061	1,545,846	1,351,415	2,388,024

End of period	$64,362	$-	$41,476	$804,177	$2,028,956	$2,723,876	$4,891,351

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$653	$-	$838	$-	$11,316	$-	$9,987
Net realized gain (loss) on investments	55,643	109,230	118	17,253	27,168	453,365	19,133
Change in net unrealized appreciation (depreciation) on investments	84,830	224,850	(390)	1,301	1,137	(247,507)	(14,868)

Net increase (decrease) in net assets resulting from operations	141,126	334,080	566	18,554	39,621	205,858	14,252

POLICY TRANSACTIONS:
Policy owners' net payments	119,524	319,302	3,713	4,465	170,396	187,047	53,344
Policy maintenance charges	(7,147)	(26,894)	(177)	(1,234)	(5,816)	(11,914)	(3,124)
Policy owners' benefits	(68,641)	-	-	-	(5,010)	(153)	(1)
Net transfers (to) from the Company and/or Subaccounts	314,139	(97,004)	3,289	(43,309)	(186,096)	(1,362,102)	103,280
Net Policy loan repayments (withdrawals)	-	-	-	-	(71,851)	(161)	(16,583)

Increase (decrease) in net assets resulting from Policy transactions	357,875	195,404	6,825	(40,078)	(98,377)	(1,187,283)	136,916

Total increase (decrease) in net assets	499,001	529,484	7,391	(21,524)	(58,756)	(981,425)	151,168

NET ASSETS:
Beginning of period	374,280	912,460	10,626	97,537	400,143	1,565,536	216,286

End of period	$873,281	$1,441,944	$18,017	$76,013	$341,387	$584,111	$367,454

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,855	$188	$708	$29,204	$-	$8,513	$-
Net realized gain (loss) on investments	16,053	26,803	(739)	(29,478)	47,471	44,188	97,845
Change in net unrealized appreciation (depreciation) on investments	11,766	(10,656)	3,191	(34,810)	61,383	14,487	142,251

Net increase (decrease) in net assets resulting from operations	30,674	16,335	3,160	(35,084)	108,854	67,188	240,096

POLICY TRANSACTIONS:
Policy owners' net payments	196,625	-	-	148,456	62,963	160,622	60,964
Policy maintenance charges	(3,883)	(932)	(835)	(4,311)	(4,806)	(15,130)	(31,902)
Policy owners' benefits	-	(4)	-	(38,780)	-	(12,091)	(113)
Net transfers (to) from the Company and/or Subaccounts	(18,826)	(102,093)	(26,677)	724,829	372,738	115,319	162,924
Net Policy loan repayments (withdrawals)	-	-	-	(8,951)	-	(71,973)	(71,061)

Increase (decrease) in net assets resulting from Policy transactions	173,916	(103,029)	(27,512)	821,243	430,895	176,747	120,812

Total increase (decrease) in net assets	204,590	(86,694)	(24,352)	786,159	539,749	243,935	360,908

NET ASSETS:
Beginning of period	160,689	124,586	83,466	881,694	48,052	695,900	1,565,074

End of period	$365,279	$37,892	$59,114	$1,667,853	$587,801	$939,835	$1,925,982

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$33,024	$-	$86	$172,861	$26,422	$3,930	$28,413
Net realized gain (loss) on investments	346,996	2,640	1,009	(27,248)	122,775	(11,326)	(26,421)
Change in net unrealized appreciation (depreciation) on investments	(97,060)	50	1,662	(56,992)	(22,345)	13,106	(5,115)

Net increase (decrease) in net assets resulting from operations	282,960	2,690	2,757	88,621	126,852	5,710	(3,123)

POLICY TRANSACTIONS:
Policy owners' net payments	171,671	7,644	-	954	80,233	72,870	142,799
Policy maintenance charges	(32,229)	(769)	(389)	(3,354)	(9,599)	(1,726)	(15,587)
Policy owners' benefits	(31,443)	-	-	(48,358)	(22,061)	-	-
Net transfers (to) from the Company and/or Subaccounts	870,909	31,633	17,215	2,548,196	627,962	15,112	30,651
Net Policy loan repayments (withdrawals)	(13,964)	(28,690)	-	(1,968)	(3,383)	(68,753)	-

Increase (decrease) in net assets resulting from Policy transactions	964,944	9,818	16,826	2,495,470	673,152	17,503	157,863

Total increase (decrease) in net assets	1,247,904	12,508	19,583	2,584,091	800,004	23,213	154,740

NET ASSETS:
Beginning of period	1,674,681	10,645	12,869	1,428,389	907,721	111,732	678,443

End of period	$2,922,585	$23,153	$32,452	$4,012,480	$1,707,725	$134,945	$833,183

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,335	$12,737	$67	$5,347	$37,076	$18,307	$-
Net realized gain (loss) on investments	122	1,422	43	276	8,463	2,848	(1)
Change in net unrealized appreciation (depreciation) on investments	695	(1,996)	(3)	136	(16,108)	(11,312)	-

Net increase (decrease) in net assets resulting from operations	4,152	12,163	107	5,759	29,431	9,843	(1)

POLICY TRANSACTIONS:
Policy owners' net payments	55,061	200,193	1,109	8,061	19,157	61,656	-
Policy maintenance charges	(3,166)	(3,490)	(70)	(2,846)	(4,727)	(16,769)	-
Policy owners' benefits	-	-	-	(15,986)	(24,421)	-	-
Net transfers (to) from the Company and/or Subaccounts	-	3,437	(224)	8,928	1,411,434	18,662	1
Net Policy loan repayments (withdrawals)	-	-	-	-	-	(38,384)	-

Increase (decrease) in net assets resulting from Policy transactions	51,895	200,140	815	(1,843)	1,401,443	25,165	1

Total increase (decrease) in net assets	56,047	212,303	922	3,916	1,430,874	35,008	-

NET ASSETS:
Beginning of period	4,235	26,999	1,436	142,176	1,049,244	456,361	-

End of period	$60,282	$239,302	$2,358	$146,092	$2,480,118	$491,369	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,127	$7,116	$8,432	$1,142	$47,753	$12,794	$3,537
Net realized gain (loss) on investments	11,326	325	16,124	175,078	792,927	132,213	42,773
Change in net unrealized appreciation (depreciation) on investments	29,746	3,746	(5,524)	188,834	(200,859)	338,813	(34,483)

Net increase (decrease) in net assets resulting from operations	48,199	11,187	19,032	365,054	639,821	483,820	11,827

POLICY TRANSACTIONS:
Policy owners' net payments	131,640	64,560	77,282	462,385	824,180	1,109	5,586
Policy maintenance charges	(8,011)	(4,463)	(4,528)	(16,971)	(40,601)	(62,735)	(2,136)
Policy owners' benefits	(2,538)	-	(4,623)	(9,953)	(73,407)	(233,376)	(10,536)
Net transfers (to) from the Company and/or Subaccounts	(61,566)	713	2,668	606,269	1,281,233	(100,064)	64,867
Net Policy loan repayments (withdrawals)	-	-	(783)	-	(181)	(1,998)	(38,743)

Increase (decrease) in net assets resulting from Policy transactions	59,525	60,810	70,016	1,041,730	1,991,224	(397,064)	19,038

Total increase (decrease) in net assets	107,724	71,997	89,048	1,406,784	2,631,045	86,756	30,865

NET ASSETS:
Beginning of period	303,253	93,764	205,142	535,855	3,114,174	2,012,158	358,702

End of period	$410,977	$165,761	$294,190	$1,942,639	$5,745,219	$2,098,914	$389,567

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$1,861	$667	$65,792	$-
Net realized gain (loss) on investments	498	450,232	70	1,086	9,122	111
Change in net unrealized appreciation (depreciation) on investments	88	101,443	735	2,503	(36,964)	168

Net increase (decrease) in net assets resulting from operations	586	551,675	2,666	4,256	37,950	279

POLICY TRANSACTIONS:
Policy owners' net payments	5,278	171,488	38,939	39,896	45,483	-
Policy maintenance charges	(241)	(18,899)	(4,881)	(723)	(6,386)	(23)
Policy owners' benefits	-	(8,926)	-	-	(9,293)	-
Net transfers (to) from the Company and/or Subaccounts	15,565	(296,348)	21,552	(1,619)	1,725,686	(226)
Net Policy loan repayments (withdrawals)	-	(155,210)	-	-	(20,534)	-

Increase (decrease) in net assets resulting from Policy transactions	20,602	(307,895)	55,610	37,554	1,734,956	(249)

Total increase (decrease) in net assets	21,188	243,780	58,276	41,810	1,772,906	30

NET ASSETS:
Beginning of period	-	1,753,179	42,201	11,659	2,343,123	2,347

End of period	$21,188	$1,996,959	$100,477	$53,469	$4,116,029	$2,377

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,762	$8,627	$997	$6,252	$13,864	$5,491
Net realized gain (loss) on investments	2	(171,153)	123,300	5,689	(6,846)	5,774	2,990
Change in net unrealized appreciation (depreciation) on investments	150	247,504	591,278	6,715	59,601	108,378	37,872

Net increase (decrease) in net assets resulting from operations	152	78,113	723,205	13,401	59,007	128,016	46,353

POLICY TRANSACTIONS:
Policy owners' net payments	-	118,317	594,512	5,085	93,186	174,465	14,720
Policy maintenance charges	(3)	(11,192)	(34,794)	(726)	(9,156)	(9,346)	(2,584)
Policy owners' benefits	-	(85)	(11,066)	-	(35)	(5,684)	-
Net transfers (to) from the Company and/or Subaccounts	2,765	193,080	394,550	41,131	117,760	132,546	(1)
Net Policy loan repayments (withdrawals)	-	(5,587)	(47,687)	-	-	(4,270)	-

Increase (decrease) in net assets resulting from Policy transactions	2,762	294,533	895,515	45,490	201,755	287,711	12,135

Total increase (decrease) in net assets	2,914	372,646	1,618,720	58,891	260,762	415,727	58,488

NET ASSETS:
Beginning of period	-	351,840	1,473,552	40,925	272,479	719,706	257,879

End of period	$2,914	$724,486	$3,092,272	$99,816	$533,241	$1,135,433	$316,367

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$41,177	$7,490	$83,433	$14,499	$359	$-	$23,024
Net realized gain (loss) on investments	(15,308)	(8,359)	(15,540)	(40,057)	(6,863)	(4,502)	(8,330)
Change in net unrealized appreciation (depreciation) on investments	203,149	37,711	82,714	251,197	34,236	23,278	1,629

Net increase (decrease) in net assets resulting from operations	229,018	36,842	150,607	225,639	27,732	18,776	16,323

POLICY TRANSACTIONS:
Policy owners' net payments	814,384	79,097	123,891	308,197	108,117	82,874	125,461
Policy maintenance charges	(38,388)	(13,665)	(9,550)	(17,768)	(4,906)	(4,262)	(4,308)
Policy owners' benefits	(151)	(51)	(11,004)	(99)	(12)	(31)	-
Net transfers (to) from the Company and/or Subaccounts	244,508	61,463	(523)	248,163	39,359	3,475	296,469
Net Policy loan repayments (withdrawals)	(50,131)	-	(2,771)	-	-	(6,377)	-

Increase (decrease) in net assets resulting from Policy transactions	970,222	126,844	100,043	538,493	142,558	75,679	417,622

Total increase (decrease) in net assets	1,199,240	163,686	250,650	764,132	170,290	94,455	433,945

NET ASSETS:
Beginning of period	914,300	186,783	1,121,063	635,298	133,250	154,342	179,445

End of period	$2,113,540	$350,469	$1,371,713	$1,399,430	$303,540	$248,797	$613,390

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,530	$24,316	$21,425	$7,153	$4,094	$9,143	$2,835
Net realized gain (loss) on investments	(4,756)	8,943	282	3,147	15,282	(2,245)	810
Change in net unrealized appreciation (depreciation) on investments	7,497	371,244	6,064	21,193	2,252	28,328	2,739

Net increase (decrease) in net assets resulting from operations	6,271	404,503	27,771	31,493	21,628	35,226	6,384

POLICY TRANSACTIONS:
Policy owners' net payments	7,510	158,567	15,179	98,872	30,464	204,875	97,327
Policy maintenance charges	(852)	(8,136)	(5,709)	(6,882)	(2,064)	(5,702)	(4,862)
Policy owners' benefits	(25)	(17,593)	(5,438)	(17)	(54)	(12)	-
Net transfers (to) from the Company and/or Subaccounts	(12,013)	647,859	64,317	50,399	76,975	(81)	(38,625)
Net Policy loan repayments (withdrawals)	-	-	-	(8,389)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(5,380)	780,697	68,349	133,983	105,321	199,080	53,840

Total increase (decrease) in net assets	891	1,185,200	96,120	165,476	126,949	234,306	60,224

NET ASSETS:
Beginning of period	51,013	2,063,700	237,356	98,895	100,229	425,475	43,272

End of period	$51,904	$3,248,900	$333,476	$264,371	$227,178	$659,781	$103,496

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,456	$1,809	$340,018	$80,905	$25,416	$396	$555
Net realized gain (loss) on investments	(5,326)	2,153	-	186,138	(5,819)	5,099	(439)
Change in net unrealized appreciation (depreciation) on investments	9,130	3,875	-	289,232	252,983	98,845	1,471

Net increase (decrease) in net assets resulting from operations	6,260	7,837	340,018	556,275	272,580	104,340	1,587

POLICY TRANSACTIONS:
Policy owners' net payments	14,904	6,348	20,290,561	73,284	86,181	55,351	-
Policy maintenance charges	(1,679)	(749)	(446,428)	(9,774)	(40,511)	(5,874)	(248)
Policy owners' benefits	(10)	-	(6,129)	(22,136)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	58,605	10,917	(14,343,948)	345,047	(10,583)	244,149	8,604
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	71,820	16,516	5,494,056	386,421	35,087	293,626	8,356

Total increase (decrease) in net assets	78,080	24,353	5,834,074	942,696	307,667	397,966	9,943

NET ASSETS:
Beginning of period	88,243	71,410	5,809,279	3,163,875	1,508,441	163,643	10,476

End of period	$166,323	$95,763	$11,643,353	$4,106,571	$1,816,108	$561,609	$20,419

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$6,524	$18,790	$55,773	$26,519	$17,879	$16,753	$8,504
Net realized gain (loss) on investments	2,943	6,065	79,500	72,147	19,021	15,813	8,411
Change in net unrealized appreciation (depreciation) on investments	1,457	49,020	104,141	36,482	53,020	62,714	26,087

Net increase (decrease) in net assets resulting from operations	10,924	73,875	239,414	135,148	89,920	95,280	43,002

POLICY TRANSACTIONS:
Policy owners' net payments	220,299	96,753	683,738	1,439,332	129,824	143,608	55,407
Policy maintenance charges	(2,426)	(16,915)	(27,042)	(18,990)	(10,367)	(13,097)	(5,949)
Policy owners' benefits	-	(21,604)	(43,078)	-	(78,020)	(42,194)	(12,088)
Net transfers (to) from the Company and/or Subaccounts	61,880	364,490	22,754	(396,872)	292,463	690,442	246,773
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	279,753	422,724	636,372	1,023,470	333,900	778,759	284,143

Total increase (decrease) in net assets	290,677	496,599	875,786	1,158,618	423,820	874,039	327,145

NET ASSETS:
Beginning of period	259	343,034	1,549,537	566,891	423,579	166,384	120,973

End of period	$290,936	$839,633	$2,425,323	$1,725,509	$847,399	$1,040,423	$448,118

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,082	$4,142	$330	$1,371	$4,857	$16,231	$14,285
Net realized gain (loss) on investments	2,437	3,207	(337)	(425)	4,962	11,047	2,430
Change in net unrealized appreciation (depreciation) on investments	1,611	11,222	7,733	3,879	14,562	19,950	14,271

Net increase (decrease) in net assets resulting from operations	5,130	18,571	7,726	4,825	24,381	47,228	30,986

POLICY TRANSACTIONS:
Policy owners' net payments	84	42,797	-	8,579	19,577	58,978	17,518
Policy maintenance charges	(751)	(1,922)	(878)	(447)	(2,817)	(5,549)	(2,314)
Policy owners' benefits	-	(17,795)	-	(11)	-	-	(12,065)
Net transfers (to) from the Company and/or Subaccounts	113,403	160,502	35,813	16,551	54,094	2,680	121,529
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	(4,212)

Increase (decrease) in net assets resulting from Policy transactions	112,736	183,582	34,935	24,672	70,854	56,109	120,456

Total increase (decrease) in net assets	117,866	202,153	42,661	29,497	95,235	103,337	151,442

NET ASSETS:
Beginning of period	173	22,255	31,830	22,413	147,926	443,208	327,665

End of period	$118,039	$224,408	$74,491	$51,910	$243,161	$546,545	$479,107

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,087	$12,902	$4,723	$26,836	$-	$134	$13,414
Net realized gain (loss) on investments	(10,644)	179,620	(24,722)	11,333	(3,086)	(9,395)	(7,766)
Change in net unrealized appreciation (depreciation) on investments	32,201	233,305	138,539	18,386	26,062	55,972	22,755

Net increase (decrease) in net assets resulting from operations	24,644	425,827	118,540	56,555	22,976	46,711	28,403

POLICY TRANSACTIONS:
Policy owners' net payments	67,437	330,285	57,318	20,474	26,212	38,698	110,545
Policy maintenance charges	(6,736)	(12,365)	(9,332)	(5,486)	(3,572)	(3,772)	(10,318)
Policy owners' benefits	(20)	(7,594)	-	(5,138)	-	(64)	-
Net transfers (to) from the Company and/or Subaccounts	81,691	725,874	63,081	(483,478)	89,498	159,479	175,202
Net Policy loan repayments (withdrawals)	-	(13,885)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	142,372	1,022,315	111,067	(473,628)	112,138	194,341	275,429

Total increase (decrease) in net assets	167,016	1,448,142	229,607	(417,073)	135,114	241,052	303,832

NET ASSETS:
Beginning of period	96,300	2,326,478	733,654	1,143,102	82,223	154,957	410,312

End of period	$263,316	$3,774,620	$963,261	$726,029	$217,337	$396,009	$714,144

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2,926	$4,068	$1,273	$216,576	$5,463	$491	$903
Net realized gain (loss) on investments	(3,010)	(6,841)	94	737,821	1,950	(2)	(133)
Change in net unrealized appreciation (depreciation) on investments	17,321	15,055	7,830	2,093,917	7,325	418	5,816

Net increase (decrease) in net assets resulting from operations	17,237	12,282	9,197	3,048,314	14,738	907	6,586

POLICY TRANSACTIONS:
Policy owners' net payments	34,406	80,390	9,465	2,003,484	664	-	20,395
Policy maintenance charges	(2,552)	(10,589)	(1,530)	(104,494)	(418)	(127)	(437)
Policy owners' benefits	(14)	(49)	-	(26,497)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	171,647	35,338	113,844	3,683,290	223,191	19,455	-
Net Policy loan repayments (withdrawals)	(3,178)	(5,153)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	200,309	99,937	121,779	5,555,783	223,437	19,328	19,958

Total increase (decrease) in net assets	217,546	112,219	130,976	8,604,097	238,175	20,235	26,544

NET ASSETS:
Beginning of period	39,952	101,156	-	9,509,861	15,278	-	37,993

End of period	$257,498	$213,375	$130,976	$18,113,958	$253,453	$20,235	$64,537

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$2	$10,005	$30,126	$1,876	$82,751	$648	$-
Net realized gain (loss) on investments	3,572	(28,202)	(14,481)	83,760	2,995	(3,039)	(4,583)
Change in net unrealized appreciation (depreciation) on investments	49	124,654	182,630	95,682	27,742	101,219	290,166

Net increase (decrease) in net assets resulting from operations	3,623	106,457	198,275	181,318	113,488	98,828	285,583

POLICY TRANSACTIONS:
Policy owners' net payments	-	93,141	223,381	75,037	93,128	52,324	133,611
Policy maintenance charges	(1,027)	(19,345)	(25,038)	(3,160)	(3,508)	(3,619)	(16,791)
Policy owners' benefits	-	(7)	-	(5,754)	(18,732)	(9)	(10)
Net transfers (to) from the Company and/or Subaccounts	(1,884)	97,745	25,585	192,361	524,443	13,904	(11,991)
Net Policy loan repayments (withdrawals)	-	(3,489)	-	(2,953)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	(2,911)	168,045	223,928	255,531	595,331	62,600	104,819

Total increase (decrease) in net assets	712	274,502	422,203	436,849	708,819	161,428	390,402

NET ASSETS:
Beginning of period	249	501,559	1,123,643	914,566	1,679,205	212,852	522,058

End of period	$961	$776,061	$1,545,846	$1,351,415	$2,388,024	$374,280	$912,460

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$450	$-	$8,003	$-	$3,384	$1,793	$1,510
Net realized gain (loss) on investments	(9)	4,460	26,733	3,187	2,025	345	(980)
Change in net unrealized appreciation (depreciation) on investments	(374)	9,594	(8,295)	431,918	11,452	16,266	21,508

Net increase (decrease) in net assets resulting from operations	67	14,054	26,441	435,105	16,861	18,404	22,038

POLICY TRANSACTIONS:
Policy owners' net payments	-	5,120	96,183	156,643	29,851	46,032	11,673
Policy maintenance charges	-	(805)	(5,469)	(15,180)	(1,758)	(1,914)	(1,108)
Policy owners' benefits	-	(9)	(40)	(14)	(22)	-	(17)
Net transfers (to) from the Company and/or Subaccounts	10,559	43,146	93,729	83,193	111,807	77,181	39,324
Net Policy loan repayments (withdrawals)	-	-	(7,948)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	10,559	47,452	176,455	224,642	139,878	121,299	49,872

Total increase (decrease) in net assets	10,626	61,506	202,896	659,747	156,739	139,703	71,910

NET ASSETS:
Beginning of period	-	36,031	197,247	905,789	59,547	20,986	52,676

End of period	$10,626	$97,537	$400,143	$1,565,536	$216,286	$160,689	$124,586

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,110	$5,713	$-	$6,346	$-	$25,974	$-
Net realized gain (loss) on investments	(39,859)	20,225	2,061	28,202	(45,775)	24,822	4
Change in net unrealized appreciation (depreciation) on investments	54,592	42,711	7,004	27,672	315,781	127,037	987

Net increase (decrease) in net assets resulting from operations	15,843	68,649	9,065	62,220	270,006	177,833	991

POLICY TRANSACTIONS:
Policy owners' net payments	10,923	79,528	15,584	66,599	134,223	234,538	691
Policy maintenance charges	(1,652)	(3,394)	(866)	(7,993)	(26,083)	(25,725)	(80)
Policy owners' benefits	(48)	(7,193)	(9)	(31)	(5,340)	(5,575)	-
Net transfers (to) from the Company and/or Subaccounts	(50,228)	619,337	9,189	251,467	(272)	22,654	9,043
Net Policy loan repayments (withdrawals)	-	(99)	-	-	(7,451)	(1,925)	-

Increase (decrease) in net assets resulting from Policy transactions	(41,005)	688,179	23,898	310,042	95,077	223,967	9,654

Total increase (decrease) in net assets	(25,162)	756,828	32,963	372,262	365,083	401,800	10,645

NET ASSETS:
Beginning of period	108,628	124,866	15,089	323,638	1,199,991	1,272,881	-

End of period	$83,466	$881,694	$48,052	$695,900	$1,565,074	$1,674,681	$10,645

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$35,027	$12,926	$10,241	$10,958	$222	$293
Net realized gain (loss) on investments	-	(4,596)	41,301	(4,719)	333	(38)	(3)
Change in net unrealized appreciation (depreciation) on investments	990	49,164	11,754	(11,981)	24,290	159	1,173

Net increase (decrease) in net assets resulting from operations	990	79,595	65,981	(6,459)	35,581	343	1,463

POLICY TRANSACTIONS:
Policy owners' net payments	-	22,105	54,981	24,656	189,040	6,048	13,276
Policy maintenance charges	(78)	(1,845)	(7,589)	(938)	(14,001)	(2,159)	(254)
Policy owners' benefits	-	(19,150)	(23)	-	(40)	-	-
Net transfers (to) from the Company and/or Subaccounts	11,957	318,221	57,716	8,484	104,771	2	12,514
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	11,879	319,331	105,085	32,202	279,770	3,891	25,536

Total increase (decrease) in net assets	12,869	398,926	171,066	25,743	315,351	4,234	26,999

NET ASSETS:
Beginning of period	-	1,029,463	736,655	85,989	363,092	1	-

End of period	$12,869	$1,428,389	$907,721	$111,732	$678,443	$4,235	$26,999

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7	$3,953	$22,273	$12,469	$38	$-	$2,984
Net realized gain (loss) on investments	6	(489)	(2,983)	1,721	31,911	-	(1,813)
Change in net unrealized appreciation (depreciation) on investments	34	2,136	12,534	4,309	(16,474)	-	33,015

Net increase (decrease) in net assets resulting from operations	47	5,600	31,824	18,499	15,475	-	34,186

POLICY TRANSACTIONS:
Policy owners' net payments	1,445	15,764	31,713	40,228	-	-	94,607
Policy maintenance charges	(24)	(2,555)	(3,825)	(14,315)	(46)	-	(7,134)
Policy owners' benefits	-	(16)	(10,106)	(49)	-	(442)	-
Net transfers (to) from the Company and/or Subaccounts	(32)	30,896	307,755	197,176	(481,618)	442	38,953
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	1,389	44,089	325,537	223,040	(481,664)	-	126,426

Total increase (decrease) in net assets	1,436	49,689	357,361	241,539	(466,189)	-	160,612

NET ASSETS:
Beginning of period	-	92,487	691,883	214,822	466,189	-	142,641

End of period	$1,436	$142,176	$1,049,244	$456,361	$-	$-	$303,253

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,189	$2,079	$-	$46,303	$18,229	$1,332	$-
Net realized gain (loss) on investments	(272)	2,672	26,119	103,454	4,554	30,286	(52,573)
Change in net unrealized appreciation (depreciation) on investments	5,649	18,245	68,291	210,483	438,194	33,203	593,313

Net increase (decrease) in net assets resulting from operations	8,566	22,996	94,410	360,240	460,977	64,821	540,740

POLICY TRANSACTIONS:
Policy owners' net payments	62,614	51,740	152,426	371,455	4,416	20,516	154,936
Policy maintenance charges	(4,453)	(4,668)	(5,732)	(31,086)	(53,160)	(2,602)	(15,801)
Policy owners' benefits	(9)	(3)	(9)	(13,348)	-	-	(58)
Net transfers (to) from the Company and/or Subaccounts	(18,039)	63,675	227,978	487,361	24,036	38,185	280,208
Net Policy loan repayments (withdrawals)	(237)	(1,491)	-	(55,640)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	39,876	109,253	374,663	758,742	(24,708)	56,099	419,285

Total increase (decrease) in net assets	48,442	132,249	469,073	1,118,982	436,269	120,920	960,025

NET ASSETS:
Beginning of period	45,322	72,893	66,782	1,995,192	1,575,889	237,782	793,154

End of period	$93,764	$205,142	$535,855	$3,114,174	$2,012,158	$358,702	$1,753,179

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$281	$-	$44,030	$-
Net realized gain (loss) on investments	(103)	9	4,688	(709)
Change in net unrealized appreciation (depreciation) on investments	1,644	2,308	71,420	1,132

Net increase (decrease) in net assets resulting from operations	1,822	2,317	120,138	423

POLICY TRANSACTIONS:
Policy owners' net payments	24,860	3,044	26,680	5,658
Policy maintenance charges	(3,727)	(59)	(4,718)	(37)
Policy owners' benefits	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	9,140	6,357	399,447	(6,054)
Net Policy loan repayments (withdrawals)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	30,273	9,342	421,409	(433)

Total increase (decrease) in net assets	32,095	11,659	541,547	(10)

NET ASSETS:
Beginning of period	10,106	-	1,801,576	2,357

End of period	$42,201	$11,659	$2,343,123	$2,347

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Protective COLI VUL (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on June 14, 2021, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Protective Executive Benefits Registered VUL

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 112 Subaccounts, as follows:

American Funds IS Capital World Growth and Income Fund, Class 2 (a)

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

73

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Dimensional VIT Inflation Protected Securities Portfolio, Institutional

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Government Money Market Fund, Investor Class (a)

Empower Inflation-Protected Securities Fund, Investor Class (a)

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class (a)

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2 (a)

Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2 (a)

Fidelity VIP Government Money Market Portfolio, Service Class 2 (a)

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (a)

Goldman Sachs VIT Government Money Market, Service Shares (a)

74

Invesco Global Real Estate Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I (a)

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Main Street Small Cap Fund

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Fund, Class I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Total Return Portfolio (a)

LVIP American Century Capital Appreciation Fund, Standard Class II (a)

LVIP American Century Mid Cap Value Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Global Real Estate Portfolio, Initial Class

MFS Growth Series, Initial Class

MFS International Growth Portfolio, Initial Class

MFS Mid Cap Growth Series, Initial Class

MFS Mid Cap Value Portfolio, Initial Class

MFS New Discovery Series, Initial Class (a)

MFS Research Series, Initial Class (a)

MFS Total Return Bond Series, Initial Class

MFS Value Series, Initial Class

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Income Portfolio, Institutional Class (a)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class (a)

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Real Estate Shares VCT Portfolio, Class I (a)

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA (a)

T. Rowe Price Blue Chip Growth Portfolio, Class II

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio (a)

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I

(a) See Subaccount Changes tables below

75

Subaccount Changes: Closed Subaccounts

During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Empower Ariel Mid Cap Value Fund, Investor Class	October 25, 2024
Empower Government Money Market Fund, Investor Class	June 14, 2024
Pioneer Real Estate Shares VCT Portfolio, Class I	April 28, 2023

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Funds IS Capital World Growth and Income Fund, Class 2	December 8, 2023
Empower Inflation-Protected Securities Fund, Investor Class	January 18, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	January 10, 2024
Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	July 12, 2024
Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2	October 18, 2024
Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	September 27, 2024
Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	September 23, 2024
Fidelity VIP Government Money Market Portfolio, Service Class 2	May 17, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	August 28, 2023
Goldman Sachs VIT Government Money Market, Service Shares	June 12, 2024
Invesco V.I. Diversified Dividend Fund, Series I	December 13, 2024
Lord Abbett Series Fund Total Return Portfolio	December 18, 2023
MFS New Discovery Series, Initial Class	November 15, 2023
MFS Research Series, Initial Class	August 28, 2023
PIMCO Income Portfolio, Institutional Class	June 20, 2023
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	August 16, 2023
Putnam VT Sustainable Future Fund, Class IA	February 15, 2024
Vanguard VIF Real Estate Index Portfolio	October 25, 2023

Subaccount Changes: Subaccount Name Changes

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class I	LVIP American Century Mid Cap Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

76

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

77

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

78

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

79

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
American Funds IS Capital World Growth and Income Fund, Class 2	$71,366	$63,284
American Funds IS Global Small Capitalization Fund, Class 2	240,701	174,102
American Funds IS Growth Fund, Class 2	6,212,318	4,932,447
American Funds IS Growth-Income Fund, Class 2	154,055	102,947
American Funds IS International Fund, Class 2	194,314	86,544
American Funds IS New World Fund, Class 2	3,323,505	2,318,918
American Funds IS Washington Mutual Investors Fund, Class 2	104,502	342,979
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	1,275,080	494,635
BlackRock Global Allocation V.I. Fund, Class I	168,061	67,376
BlackRock High Yield V.I., Class I	3,634,592	2,470,368
BNY Mellon Stock Index Fund, Initial Shares	739,009	633,926
ClearBridge Variable Mid Cap Portfolio, Class I	172,539	106,891
ClearBridge Variable Small Cap Growth Portfolio, Class I	259,024	162,741
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	669,970	237,848
DWS High Income VIP, Class A	12,261	18,715
DWS Small Cap Index VIP, Class A	8,824,138	6,459,194
Eaton Vance VT Floating-Rate Income, Initial Class	1,635,056	1,109,979
Empower Aggressive Profile Fund, Investor Class	170,328	45,660
Empower Ariel Mid Cap Value Fund, Investor Class	15,386	241,508
Empower Bond Index Fund, Investor Class	149,806	65,500
Empower Conservative Profile Fund, Investor Class	80,665	25,865
Empower Core Bond Fund, Investor Class	106,334	19,824
Empower Emerging Markets Equity Fund, Investor Class	38,639	115,438
Empower Government Money Market Fund, Investor Class	24,163,097	35,801,990
Empower Inflation-Protected Securities Fund, Investor Class	114,307	50,722
Empower International Index Fund, Investor Class	11,102,278	7,693,794
Empower International Value Fund, Investor Class	427,226	99,710
Empower Large Cap Growth Fund, Investor Class	2,266,942	271,709
Empower Lifetime 2015 Fund, Investor Class	50,842	12,779
Empower Lifetime 2020 Fund, Investor Class	490,872	298,224
Empower Lifetime 2025 Fund, Investor Class	1,307,891	609,981
Empower Lifetime 2030 Fund, Investor Class	1,944,803	776,399
Empower Lifetime 2035 Fund, Investor Class	2,153,589	2,175,750
Empower Lifetime 2040 Fund, Investor Class	1,074,828	840,133
Empower Lifetime 2045 Fund, Investor Class	704,487	592,894
Empower Lifetime 2050 Fund, Investor Class	699,495	348,111
Empower Lifetime 2055 Fund, Investor Class	230,890	90,250
Empower Lifetime 2060 Fund, Investor Class	182,404	70,301
Empower Mid Cap Value Fund, Investor Class	287,812	146,875
Empower Moderate Profile Fund, Investor Class	24,265	14,404
Empower Moderately Aggressive Profile Fund, Investor Class	124,001	68,441
Empower Moderately Conservative Profile Fund, Investor Class	104,843	144,268
Empower Multi-Sector Bond Fund, Investor Class	212,358	267,117
Empower Real Estate Index Fund, Investor Class	200,821	164,749
Empower S&P Mid Cap 400 Index Fund, Investor Class	6,232,209	4,329,543

80

Subaccount	Purchases	Sales
Empower S&P Small Cap 600 Index Fund, Investor Class	$723,795	$227,493
Empower Short Duration Bond Fund, Investor Class	2,308,827	1,536,482
Empower Small Cap Growth Fund, Investor Class	242,527	63,784
Empower Small Cap Value Fund, Investor Class	526,115	396,347
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	88,560	13,431
Empower U.S. Government Securities Fund, Investor Class	841,178	263,149
Federated Hermes High Income Bond Fund II	506,166	17,285
Fidelity VIP Emerging Markets Portfolio, Service Class 2	189,400	47,670
Fidelity VIP Extended Market Index Portfolio, Service Class 2	195,783	91,238
Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	389,975	52
Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2	31,173	68
Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	27,859	177
Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	20,440	136
Fidelity VIP Government Money Market Portfolio, Service Class 2	17,120,642	3,105,220
Fidelity VIP Index 500 Portfolio, Initial Class	28,958,564	13,836,963
Fidelity VIP International Index Portfolio, Service Class 2	805,042	69,606
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	54,074	28,407
Goldman Sachs VIT Government Money Market, Service Shares	79,016,039	78,777,401
Invesco Global Real Estate Fund, Series I	3,154	469
Invesco V.I. Diversified Dividend Fund, Series I	264	264
Invesco V.I. EQV International Equity Fund, Series I	43,846	434
Invesco V.I. Main Street Small Cap Fund	190,782	229,416
Janus Henderson Balanced Fund, Class I	354,775	91,904
Janus Henderson Enterprise Fund, Class I	3,363,100	2,191,208
Janus Henderson Flexible Bond Portfolio	8,050,780	5,436,593
Janus Henderson Forty Fund, Class I	496,638	104,012
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	425,120	229,717
Lord Abbett Series Fund Total Return Portfolio	28,713	21,050
LVIP American Century Capital Appreciation Fund, Standard Class II	48,099	82,519
LVIP American Century Mid Cap Value Fund, Standard Class II	349,465	410,930
LVIP American Century Ultra Fund, Standard Class II	1,608,333	2,653,898
LVIP American Century Value Fund, Standard Class II	459,069	296,420
LVIP JPMorgan Small Cap Core Fund, Standard Class	252,464	70,292
LVIP JPMorgan U.S. Equity Fund, Standard Class	33,226	134,504
MFS Blended Research Small Cap Equity Portfolio, Initial Class	10,802	37,017
MFS Global Real Estate Portfolio, Initial Class	2,894,254	2,043,807
MFS Growth Series, Initial Class	514,884	43,792
MFS International Growth Portfolio, Initial Class	351,703	163,678
MFS Mid Cap Growth Series, Initial Class	441,102	199,227
MFS Mid Cap Value Portfolio, Initial Class	3,242,785	2,133,460
MFS New Discovery Series, Initial Class	39,541	29,722
MFS Research Series, Initial Class	18,900	1,157
MFS Total Return Bond Series, Initial Class	7,566,343	4,898,013
MFS Value Series, Initial Class	920,920	101,682
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	115,072	93,639
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	347,378	161,101
PIMCO High Yield Portfolio, Admin Class	58,279	3,049
PIMCO Income Portfolio, Institutional Class	269,205	56,327
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	2,973	2,091

81

Subaccount	Purchases	Sales
PIMCO Low Duration Portfolio, Admin Class	$32,291	$28,788
PIMCO Real Return Portfolio, Admin Class	3,465,779	2,027,260
PIMCO Total Return Portfolio, Admin Class	245,120	201,648
Putnam VT Focused International Equity Fund, Class IA	802	801
Putnam VT Global Asset Allocation Fund, Class IA	152,594	85,943
Putnam VT High Yield Fund, Class IA	87,462	19,536
Putnam VT International Value Fund, Class IA	198,482	119,116
Putnam VT Large Cap Growth Fund, Class IA	1,585,394	492,206
Putnam VT Large Cap Value Fund, Class IA	6,986,517	4,783,574
Putnam VT Research Fund, Class IA	51,691	422,206
Putnam VT Small Cap Value Fund, Class IA	343,773	307,437
Putnam VT Sustainable Future Fund, Class IA	36,007	15,405
T. Rowe Price Blue Chip Growth Portfolio, Class II	793,974	1,016,956
Vanguard VIF Global Bond Index Portfolio	66,086	8,546
Vanguard VIF Real Estate Index Portfolio	41,047	2,263
Vanguard VIF Total Bond Market Index Portfolio	2,559,330	758,583
Victory RS Small Cap Growth Equity VIP Series, Class I	808	1,057

82

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Capital World Growth and Income Fund, Class 2	5,782	4,736	1,046	253	4	249
American Funds IS Global Small Capitalization Fund, Class 2	22,150	18,819	3,331	52,429	18,357	34,072
American Funds IS Growth Fund, Class 2	426,039	335,845	90,194	130,695	44,055	86,640
American Funds IS Growth-Income Fund, Class 2	9,601	6,723	2,878	9,786	6,147	3,639
American Funds IS International Fund, Class 2	18,733	8,488	10,245	25,446	2,351	23,095
American Funds IS New World Fund, Class 2	316,142	224,704	91,438	41,599	11,111	30,488
American Funds IS Washington Mutual Investors Fund, Class 2	7,374	24,784	(17,410)	1,442	246	1,196
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	88,117	40,992	47,125	139,720	45,415	94,305
BlackRock Global Allocation V.I. Fund, Class I	12,153	6,052	6,101	16,513	3,075	13,438
BlackRock High Yield V.I., Class I	309,816	217,732	92,084	49,135	39,605	9,530
BNY Mellon Stock Index Fund, Initial Shares	41,907	42,074	(167)	74,662	30,092	44,570
ClearBridge Variable Mid Cap Portfolio, Class I	13,799	9,076	4,723	17,078	3,510	13,568
ClearBridge Variable Small Cap Growth Portfolio, Class I	26,375	16,884	9,491	20,654	11,740	8,914
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	65,572	24,484	41,088	71,597	27,136	44,461
DWS High Income VIP, Class A	832	1,666	(834)	2,769	3,229	(460)
DWS Small Cap Index VIP, Class A	734,994	544,782	190,212	84,369	8,671	75,698
Eaton Vance VT Floating-Rate Income, Initial Class	134,626	93,573	41,053	7,284	1,116	6,168
Empower Aggressive Profile Fund, Investor Class	10,889	3,505	7,384	15,100	2,830	12,270
Empower Ariel Mid Cap Value Fund, Investor Class	1,016	19,267	(18,251)	9,849	492	9,357
Empower Bond Index Fund, Investor Class	14,983	7,340	7,643	25,816	1,826	23,990
Empower Conservative Profile Fund, Investor Class	6,919	2,425	4,494	7,477	2,066	5,411
Empower Core Bond Fund, Investor Class	11,012	2,173	8,839	16,138	8,031	8,107
Empower Emerging Markets Equity Fund, Investor Class	4,180	13,373	(9,193)	4,483	2,391	2,092
Empower Government Money Market Fund, Investor Class	2,252,449	3,352,681	(1,100,232)	2,499,831	1,973,469	526,362
Empower Inflation-Protected Securities Fund, Investor Class	11,119	5,039	6,080	-	-	-
Empower International Index Fund, Investor Class	929,421	659,490	269,931	84,123	50,060	34,063
Empower International Value Fund, Investor Class	27,169	8,244	18,925	30,082	26,947	3,135
Empower Large Cap Growth Fund, Investor Class	144,086	17,715	126,371	35,131	8,121	27,010
Empower Lifetime 2015 Fund, Investor Class	4,399	1,157	3,242	1,342	510	832
Empower Lifetime 2020 Fund, Investor Class	41,703	26,323	15,380	29,167	2,006	27,161
Empower Lifetime 2025 Fund, Investor Class	110,106	54,257	55,849	119,512	77,285	42,227
Empower Lifetime 2030 Fund, Investor Class	153,648	66,920	86,728	123,253	61,886	61,367

83

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Lifetime 2035 Fund, Investor Class	169,989	182,422	(12,433)	227,693	131,332	96,361
Empower Lifetime 2040 Fund, Investor Class	83,162	66,174	16,988	47,858	16,518	31,340
Empower Lifetime 2045 Fund, Investor Class	52,025	49,262	2,763	107,447	34,038	73,409
Empower Lifetime 2050 Fund, Investor Class	51,829	27,656	24,173	34,971	8,478	26,493
Empower Lifetime 2055 Fund, Investor Class	18,125	7,105	11,020	10,330	118	10,212
Empower Lifetime 2060 Fund, Investor Class	12,938	5,590	7,348	21,901	4,672	17,229
Empower Mid Cap Value Fund, Investor Class	17,767	9,485	8,282	2,989	190	2,799
Empower Moderate Profile Fund, Investor Class	1,671	1,174	497	2,703	305	2,398
Empower Moderately Aggressive Profile Fund, Investor Class	8,457	5,513	2,944	6,912	370	6,542
Empower Moderately Conservative Profile Fund, Investor Class	7,132	12,928	(5,796)	6,379	887	5,492
Empower Multi-Sector Bond Fund, Investor Class	19,807	26,942	(7,135)	20,888	7,965	12,923
Empower Real Estate Index Fund, Investor Class	15,115	13,398	1,717	19,857	7,100	12,757
Empower S&P Mid Cap 400 Index Fund, Investor Class	437,225	314,738	122,487	143,653	59,195	84,458
Empower S&P Small Cap 600 Index Fund, Investor Class	50,180	17,162	33,018	22,328	13,098	9,230
Empower Short Duration Bond Fund, Investor Class	218,655	147,630	71,025	100,331	147,831	(47,500)
Empower Small Cap Growth Fund, Investor Class	18,738	5,837	12,901	14,222	2,621	11,601
Empower Small Cap Value Fund, Investor Class	36,200	27,665	8,535	25,153	10,128	15,025
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	7,481	1,125	6,356	-	-	-
Empower U.S. Government Securities Fund, Investor Class	89,645	29,608	60,037	46,666	14,935	31,731
Federated Hermes High Income Bond Fund II	45,571	1,636	43,935	21,917	1,697	20,220
Fidelity VIP Emerging Markets Portfolio, Service Class 2	19,742	4,934	14,808	16,644	5,074	11,570
Fidelity VIP Extended Market Index Portfolio, Service Class 2	16,717	7,705	9,012	12,389	448	11,941
Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2	35,772	5	35,767	-	-	-
Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2	2,735	6	2,729	-	-	-
Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2	2,446	16	2,430	-	-	-
Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2	1,824	12	1,812	-	-	-
Fidelity VIP Government Money Market Portfolio, Service Class 2	1,663,959	305,041	1,358,918	-	-	-
Fidelity VIP Index 500 Portfolio, Initial Class	2,068,546	1,002,371	1,066,175	970,455	453,955	516,500
Fidelity VIP International Index Portfolio, Service Class 2	65,004	5,866	59,138	26,482	5,265	21,217
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	5,092	2,794	2,298	1,995	13	1,982
Goldman Sachs VIT Government Money Market, Service Shares	7,726,089	7,702,965	23,124	-	-	-
Invesco Global Real Estate Fund, Series I	142	45	97	2,265	45	2,220
Invesco V.I. Diversified Dividend Fund, Series I	21	21	-	-	-	-
Invesco V.I. EQV International Equity Fund, Series I	3,860	40	3,820	20,375	20,311	64
Invesco V.I. Main Street Small Cap Fund	12,322	17,257	(4,935)	36,788	22,272	14,516
Janus Henderson Balanced Fund, Class I	25,869	7,415	18,454	30,172	8,490	21,682

84

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Enterprise Fund, Class I	252,054	167,648	84,406	31,604	8,790	22,814
Janus Henderson Flexible Bond Portfolio	857,881	592,612	265,269	98,899	31,034	67,865
Janus Henderson Forty Fund, Class I	33,771	7,704	26,067	8,446	1,930	6,516
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	31,295	16,082	15,213	23,885	14,910	8,975
Lord Abbett Series Fund Total Return Portfolio	3,004	2,249	755	1,200	42	1,158
LVIP American Century Capital Appreciation Fund, Standard Class II	3,893	7,544	(3,651)	13,739	8,364	5,375
LVIP American Century Mid Cap Value Fund, Standard Class II	23,529	30,152	(6,623)	24,789	10,121	14,668
LVIP American Century Ultra Fund, Standard Class II	105,923	196,117	(90,194)	68,966	47,419	21,547
LVIP American Century Value Fund, Standard Class II	29,513	20,820	8,693	12,892	1,870	11,022
LVIP JPMorgan Small Cap Core Fund, Standard Class	20,391	5,813	14,578	18,599	6,594	12,005
LVIP JPMorgan U.S. Equity Fund, Standard Class	2,159	9,038	(6,879)	5,643	1,429	4,214
MFS Blended Research Small Cap Equity Portfolio, Initial Class	719	2,812	(2,093)	2,785	6,313	(3,528)
MFS Global Real Estate Portfolio, Initial Class	269,328	192,623	76,705	84,561	16,125	68,436
MFS Growth Series, Initial Class	37,391	3,323	34,068	2,613	261	2,352
MFS International Growth Portfolio, Initial Class	29,243	14,029	15,214	36,735	7,040	29,695
MFS Mid Cap Growth Series, Initial Class	28,289	17,340	10,949	27,095	16,581	10,514
MFS Mid Cap Value Portfolio, Initial Class	207,989	142,875	65,114	34,904	17,450	17,454
MFS New Discovery Series, Initial Class	3,694	2,646	1,048	1,018	8	1,010
MFS Research Series, Initial Class	1,202	81	1,121	1,006	7	999
MFS Total Return Bond Series, Initial Class	791,288	521,986	269,302	37,810	2,802	35,008
MFS Value Series, Initial Class	55,476	7,252	48,224	14,064	5,336	8,728
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	7,603	6,347	1,256	5,334	3,043	2,291
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	35,222	17,765	17,457	35,444	2,900	32,544
PIMCO High Yield Portfolio, Admin Class	5,245	280	4,965	614	211	403
PIMCO Income Portfolio, Institutional Class	23,530	4,992	18,538	2,641	134	2,507
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	273	196	77	171	33	138
PIMCO Low Duration Portfolio, Admin Class	2,681	2,922	(241)	6,002	1,408	4,594
PIMCO Real Return Portfolio, Admin Class	346,241	204,809	141,432	36,488	2,443	34,045
PIMCO Total Return Portfolio, Admin Class	24,723	22,184	2,539	33,671	8,267	25,404
Pioneer Real Estate Shares VCT Portfolio, Class I	-	-	-	178	46,728	(46,550)
Putnam VT Focused International Equity Fund, Class IA	68	68	-	42	42	-
Putnam VT Global Asset Allocation Fund, Class IA	11,168	6,902	4,266	13,311	1,562	11,749
Putnam VT High Yield Fund, Class IA	7,458	1,816	5,642	5,004	935	4,069
Putnam VT International Value Fund, Class IA	14,178	8,505	5,673	16,204	7,116	9,088
Putnam VT Large Cap Growth Fund, Class IA	104,705	32,543	72,162	46,958	12,406	34,552
Putnam VT Large Cap Value Fund, Class IA	409,861	292,943	116,918	134,346	79,077	55,269

85

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Research Fund, Class IA	1,601	27,683	(26,082)	9,285	11,050	(1,765)
Putnam VT Small Cap Value Fund, Class IA	19,314	18,861	453	16,505	12,492	4,013
Putnam VT Sustainable Future Fund, Class IA	3,437	1,484	1,953	-	-	-
T. Rowe Price Blue Chip Growth Portfolio, Class II	57,039	82,562	(25,523)	79,236	26,331	52,905
Vanguard VIF Global Bond Index Portfolio	6,953	915	6,038	3,733	359	3,374
Vanguard VIF Real Estate Index Portfolio	3,787	189	3,598	1,071	6	1,065
Vanguard VIF Total Bond Market Index Portfolio	267,485	81,202	186,283	157,595	109,891	47,704
Victory RS Small Cap Growth Equity VIP Series, Class I	115	146	(31)	816	885	(69)

Note: Units may not appear to foot/crossfoot due to rounding.

86

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is assessed on each premium payment received; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% - 10.0% of each premium payment

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10.00 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.90% of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any Policy year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 for any Policy year that had two or more partial withdrawals

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Invoking the Terminal Illness Accelerated Death Benefit Endorsement
This charge is assessed to reimburse the Company for costs incurred from invoking the Terminal Illness Accelerated Death Benefit Endorsement. The charge is deducted upon invocation, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$150 upon invocation

Change of Insured Endorsement Charge
This charge is assessed to reimburse the Company for costs incurred from a change of insured endorsement. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$400 per change

Change of Death Benefit Option Charge
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$100 per change

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as net Policy loan repayments (withdrawals) within the Statements of Changes in Net Assets.	0.90% - 1.50% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the four years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Capital World Growth and Income Fund, Class 2
2024	1		$13.37	$17	1.97%	14.00%
2023	0	*	11.73	3	0.00%	4.94%
American Funds IS Global Small Capitalization Fund, Class 2
2024	82		9.48	773	1.04%	2.33%
2023	78		9.27	724	0.27%	16.17%
2022	44		7.98	352	0.00%	(29.55)%
2021	27		11.32	309	0.00%	(1.38)%
American Funds IS Growth Fund, Class 2
2024	345		15.98	5,511	0.35%	31.63%
2023	255		12.14	3,092	0.41%	38.48%
2022	168		8.77	1,474	0.42%	(29.94)%
2021	19		12.51	242	0.26%	7.10%
American Funds IS Growth-Income Fund, Class 2
2024	10		16.46	171	1.30%	24.23%
2023	8		13.25	100	1.65%	26.14%
2022	4		10.50	41	3.11%	(4.16)%
American Funds IS International Fund, Class 2
2024	67		9.72	650	1.22%	3.16%
2023	57		9.42	533	1.57%	15.84%
2022	34		8.13	272	3.00%	(20.79)%
2021	1		10.27	15	5.29%	(3.48)%
American Funds IS New World Fund, Class 2
2024	207		10.51	2,171	1.57%	6.56%
2023	115		9.86	1,135	1.59%	16.00%
2022	85		8.50	720	1.50%	(22.10)%
2021	1		10.91	14	2.19%	0.48%
American Funds IS Washington Mutual Investors Fund, Class 2
2024	10		13.85	136	1.65%	19.14%
2023	27		11.62	316	1.96%	17.29%
2022	26		9.91	258	4.66%	11.56%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2024	236		12.51	2,949	2.50%	11.64%
2023	189		11.20	2,114	2.70%	15.62%
2022	94		9.69	914	3.58%	(14.82)%
2021	16		11.38	177	3.69%	4.38%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
BlackRock Global Allocation V.I. Fund, Class I
2024	40		$11.36	$452	1.43%	9.23%
2023	34		10.40	350	2.58%	12.83%
2022	20		9.22	187	0.00%	(15.86)%
2021	5		10.95	55	1.06%	0.16%
BlackRock High Yield V.I., Class I
2024	219		11.67	2,560	6.88%	8.27%
2023	127		10.78	1,372	6.56%	13.19%
2022	118		9.53	1,121	3.26%	(10.34)%
2021	21		10.63	219	1.95%	1.93%
BNY Mellon Stock Index Fund, Initial Shares
2024	104		16.77	1,742	1.14%	24.66%
2023	104		13.45	1,399	1.52%	25.93%
2022	59		10.68	635	2.10%	(18.32)%
2021	6		13.07	83	0.68%	12.90%
ClearBridge Variable Mid Cap Portfolio, Class I
2024	32		12.41	393	0.64%	10.01%
2023	27		11.28	304	0.15%	12.92%
2022	13		9.99	133	0.58%	(25.31)%
2021	3		13.38	40	0.00%	7.95%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2024	37		9.55	351	0.00%	4.50%
2023	27		9.14	249	0.00%	8.40%
2022	18		8.43	154	0.00%	(28.85)%
2021	5		11.85	62	0.00%	(7.17)%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2024	105		9.78	1,027	3.72%	1.88%
2023	64		9.60	613	5.21%	4.02%
2022	19		9.23	179	16.19%	(12.45)%
2021	0	*	10.54	2	6.04%	2.50%
DWS High Income VIP, Class A
2024	4		11.40	46	6.09%	7.14%
2023	5		10.64	52	5.68%	11.34%
2022	5		9.55	51	6.77%	(8.88)%
2021	11		10.48	119	0.00%	0.82%
DWS Small Cap Index VIP, Class A
2024	483		12.33	5,956	0.93%	11.15%
2023	293		11.09	3,249	1.07%	16.76%
2022	217		9.50	2,064	0.22%	(20.64)%
2021	9		11.97	105	0.00%	1.64%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Eaton Vance VT Floating-Rate Income, Initial Class
2024	71		$12.13	$857		7.67%	7.68%
2023	30		11.27	333		8.20%	11.21%
2022	23		10.13	237		3.08%	(2.74)%
2021	0	*	10.42	0	*	214.38%	1.43%
Empower Aggressive Profile Fund, Investor Class
2024	29		13.57	396		3.57%	11.94%
2023	22		12.12	264		3.92%	16.94%
2022	10		10.37	99		2.36%	(15.17)%
2021	1		12.22	10		16.29%	2.46%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-		-	-		1.05%	6.66%
2023	18		12.45	227		2.58%	10.45%
2022	9		11.27	100		3.92%	(12.94)%
2021	13		12.95	165		0.00%	(1.28)%
Empower Bond Index Fund, Investor Class
2024	82		8.95	734		2.40%	0.82%
2023	74		8.88	660		1.93%	5.02%
2022	50		8.45	425		2.42%	(13.68)%
2021	0	*	9.79	0	*	52.26%	(1.80)%
Empower Conservative Profile Fund, Investor Class
2024	14		11.00	158		3.63%	5.09%
2023	10		10.47	103		3.69%	8.25%
2022	4		9.67	43		2.06%	(9.93)%
2021	1		10.74	9		6.22%	1.90%
Empower Core Bond Fund, Investor Class
2024	27		9.09	249		3.51%	1.53%
2023	19		8.96	166		2.04%	6.20%
2022	10		8.43	88		1.34%	(14.70)%
2021	3		9.89	33		0.36%	(0.84)%
Empower Emerging Markets Equity Fund, Investor Class
2024	2		9.16	21		1.00%	9.85%
2023	11		8.34	96		2.22%	9.67%
2022	9		7.60	71		2.71%	(22.34)%
2021	0	*	9.79	0	*	6.32%	(4.00)%
Empower Government Money Market Fund, Investor Class
2024	-		-	-		2.27%	2.28%
2023	1,100		10.58	11,643		4.51%	4.54%
2022	574		10.12	5,809		1.78%	1.22%
2021	152		10.00	1,519		0.01%	0.01%
Empower Inflation-Protected Securities Fund, Investor Class
2024	6		10.36	63		4.11%	2.80%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower International Index Fund, Investor Class
2024	630		$11.74	$7,395		1.34%	2.92%
2023	360		11.41	4,107		2.25%	17.52%
2022	326		9.71	3,164		3.38%	(14.74)%
2021	1		11.38	14		3.91%	2.16%
Empower International Value Fund, Investor Class
2024	178		12.02	2,143		1.68%	5.46%
2023	159		11.40	1,816		1.51%	18.03%
2022	156		9.66	1,508		1.67%	(15.18)%
2021	42		11.39	480		2.80%	(0.73)%
Empower Large Cap Growth Fund, Investor Class
2024	171		15.93	2,718		0.00%	25.44%
2023	44		12.70	562		0.10%	33.57%
2022	17		9.51	164		0.59%	(23.16)%
2021	1		12.37	14		0.51%	7.14%
Empower Lifetime 2015 Fund, Investor Class
2024	5		11.33	58		3.56%	6.43%
2023	2		10.64	20		3.17%	10.33%
2022	1		9.64	10		3.13%	(12.27)%
2021	0	*	10.99	1		3.16%	2.29%
Empower Lifetime 2020 Fund, Investor Class
2024	43		11.44	487		3.65%	6.95%
2023	27		10.70	291		6.43%	10.97%
2022	0	*	9.64	0	*	1.90%	(10.51)%
Empower Lifetime 2025 Fund, Investor Class
2024	134		11.58	1,548		3.14%	7.33%
2023	78		10.79	840		2.21%	11.91%
2022	36		9.64	343		1.73%	(13.83)%
2021	30		11.19	334		3.77%	2.68%
Empower Lifetime 2030 Fund, Investor Class
2024	308		11.86	3,649		3.08%	8.06%
2023	221		10.97	2,425		2.84%	13.07%
2022	160		9.70	1,550		2.44%	(14.62)%
2021	15		11.37	176		3.90%	3.04%
Empower Lifetime 2035 Fund, Investor Class
2024	142		12.20	1,732		2.31%	9.19%
2023	154		11.18	1,726		3.27%	14.40%
2022	58		9.77	567		1.23%	(15.62)%
2021	96		11.58	1,114		4.09%	3.07%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Lifetime 2040 Fund, Investor Class
2024	91		$12.56	$1,147		2.10%	10.19%
2023	74		11.40	847		2.77%	15.73%
2022	43		9.85	424		2.44%	(16.30)%
2021	4		11.77	41		5.47%	3.78%
Empower Lifetime 2045 Fund, Investor Class
2024	93		12.77	1,188		2.05%	10.82%
2023	90		11.53	1,040		2.44%	16.73%
2022	17		9.88	166		2.06%	(16.82)%
2021	3		11.87	41		4.27%	3.28%
Empower Lifetime 2050 Fund, Investor Class
2024	63		12.86	809		2.96%	11.14%
2023	39		11.57	448		3.15%	17.05%
2022	12		9.88	121		2.72%	(16.95)%
2021	1		11.90	12		5.89%	3.86%
Empower Lifetime 2055 Fund, Investor Class
2024	21		12.82	272		1.35%	11.10%
2023	10		11.54	118		2.25%	17.06%
2022	0	*	9.86	0	*	1.15%	(5.64)%
Empower Lifetime 2060 Fund, Investor Class
2024	27		12.77	343		2.86%	10.90%
2023	19		11.51	224		4.49%	16.97%
2022	2		9.84	22		2.61%	(17.10)%
2021	0	*	11.87	6		29.19%	0.45%
Empower Mid Cap Value Fund, Investor Class
2024	14		15.64	216		11.27%	15.68%
2023	6		13.52	74		0.53%	15.15%
2022	3		11.74	32		1.01%	(11.76)%
2021	0	*	13.30	2		34.76%	8.12%
Empower Moderate Profile Fund, Investor Class
2024	5		12.07	62		3.13%	7.95%
2023	5		11.19	52		4.24%	11.93%
2022	2		9.99	22		2.89%	(12.02)%
2021	1		11.36	13		16.54%	(0.14)%
Empower Moderately Aggressive Profile Fund, Investor Class
2024	24		12.55	303		3.43%	9.34%
2023	21		11.48	243		2.76%	13.60%
2022	15		10.11	148		1.49%	(13.09)%
2021	7		11.63	78		7.41%	3.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Moderately Conservative Profile Fund, Investor Class
2024	45		$11.53	$515	2.98%	6.45%
2023	50		10.83	547	3.28%	9.90%
2022	45		9.85	443	3.35%	(10.82)%
2021	0	*	11.05	2	9.04%	1.39%
Empower Multi-Sector Bond Fund, Investor Class
2024	42		10.22	431	3.39%	5.14%
2023	49		9.72	479	3.41%	7.88%
2022	36		9.01	328	2.56%	(11.42)%
2021	1		10.17	14	2.30%	0.23%
Empower Real Estate Index Fund, Investor Class
2024	23		13.00	305	2.60%	7.54%
2023	22		12.09	263	1.93%	13.31%
2022	9		10.67	96	2.63%	(26.40)%
2021	0	*	14.50	4	0.00%	12.43%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2024	417		14.50	6,052	0.97%	13.27%
2023	295		12.81	3,775	0.48%	15.76%
2022	210		11.06	2,326	0.42%	(13.55)%
2021	12		12.80	147	2.13%	4.71%
Empower S&P Small Cap 600 Index Fund, Investor Class
2024	110		13.58	1,488	0.90%	7.94%
2023	77		12.58	963	0.56%	15.47%
2022	67		10.90	734	0.48%	(16.51)%
2021	17		13.05	216	3.49%	5.52%
Empower Short Duration Bond Fund, Investor Class
2024	143		10.57	1,508	3.01%	4.24%
2023	72		10.15	726	2.42%	5.67%
2022	119		9.60	1,143	0.97%	(4.25)%
2021	19		10.03	190	1.24%	(0.61)%
Empower Small Cap Growth Fund, Investor Class
2024	34		11.63	390	0.60%	10.49%
2023	21		10.53	217	0.00%	15.76%
2022	9		9.10	82	0.68%	(25.36)%
2021	0	*	12.19	2	10.16%	3.42%
Empower Small Cap Value Fund, Investor Class
2024	36		15.37	560	0.00%	8.21%
2023	28		14.21	396	0.05%	17.81%
2022	13		12.06	155	0.05%	(10.03)%
2021	10		13.40	132	10.60%	(3.12)%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	6		11.92	76	0.00%	9.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower U.S. Government Securities Fund, Investor Class
2024	139		$9.07	$1,264	3.73%	0.76%
2023	79		9.00	714	2.55%	4.44%
2022	48		8.62	410	1.48%	(12.08)%
2021	18		9.80	175	0.45%	(0.36)%
Federated Hermes High Income Bond Fund II
2024	68		11.17	764	2.91%	6.27%
2023	25		10.51	257	3.02%	12.71%
2022	4		9.32	40	7.06%	(11.78)%
2021	8		10.57	86	0.00%	0.31%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2024	39		9.73	378	1.35%	9.71%
2023	24		8.87	213	2.30%	9.49%
2022	12		8.10	101	2.82%	(20.37)%
2021	1		10.17	12	3.13%	(6.61)%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	21		12.29	257	1.41%	12.03%
2023	12		10.97	131	4.07%	9.76%
2022	0	*	9.37	-	(172.55)%	(1.45)%
Fidelity VIP Freedom Funds 2030 Portfolio, Service Class 2
2024	36		10.66	381	3.64%	(0.73)%
Fidelity VIP Freedom Funds 2040 Portfolio, Service Class 2
2024	3		10.78	29	12.00%	(4.14)%
Fidelity VIP Freedom Funds 2055 Portfolio, Service Class 2
2024	2		10.81	26	6.77%	(3.86)%
Fidelity VIP Freedom Funds 2065 Portfolio, Service Class 2
2024	2		10.81	20	5.88%	(2.39)%
Fidelity VIP Government Money Market Portfolio, Service Class 2
2024	1,359		10.31	13,870	3.37%	2.90%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	2,597		14.78	38,385	1.44%	24.90%
2023	1,530		11.84	18,114	1.61%	26.19%
2022	1,014		9.38	9,510	2.24%	(18.21)%
2021	71		11.47	811	1.21%	12.99%
Fidelity VIP International Index Portfolio, Service Class 2
2024	82		11.65	954	3.88%	4.82%
2023	23		11.11	253	10.86%	15.88%
2022	2		9.59	15	5.14%	9.01%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	4		10.36	44	5.64%	1.50%
2023	2		10.21	20	2.52%	4.11%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Government Money Market, Service Shares
2024	23		$10.32	$239		4.23%	2.61%
Invesco Global Real Estate Fund, Series I
2024	6		10.22	64		2.61%	(1.80)%
2023	6		10.41	65		2.10%	9.05%
2022	4		9.55	38		3.41%	(21.07)%
Invesco V.I. Diversified Dividend Fund, Series I
2024	0	*	-	-		0.00%	0.00%
Invesco V.I. EQV International Equity Fund, Series I
2024	4		10.61	41		3.63%	0.62%
2023	0	*	10.54	1		0.00%	18.15%
2022	0	*	8.92	0	*	0.00%	6.63%
Invesco V.I. Main Street Small Cap Fund
2024	56		14.25	804		0.00%	12.68%
2023	61		12.65	776		1.27%	18.13%
2022	47		10.71	502		0.44%	(15.83)%
2021	3		12.72	32		0.23%	3.88%
Janus Henderson Balanced Fund, Class I
2024	153		13.26	2,029		2.15%	15.43%
2023	135		11.48	1,546		2.19%	15.41%
2022	113		9.95	1,124		1.30%	(16.40)%
2021	93		11.90	1,110		1.59%	7.01%
Janus Henderson Enterprise Fund, Class I
2024	198		13.76	2,724		0.69%	15.61%
2023	114		11.90	1,351		0.17%	18.07%
2022	91		10.08	915		0.00%	(15.94)%
2021	0	*	11.99	3		0.00%	(0.35)%
Janus Henderson Flexible Bond Portfolio
2024	528		9.26	4,891		5.01%	1.96%
2023	263		9.08	2,388		4.56%	5.50%
2022	195		8.61	1,679		2.28%	(13.66)%
2021	11		9.97	107		1.71%	0.39%
Janus Henderson Forty Fund, Class I
2024	58		15.06	873		0.10%	28.47%
2023	32		11.72	374		0.22%	39.96%
2022	25		8.37	213		0.40%	(33.55)%
2021	0	*	12.60	5		0.00%	(1.44)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2024	93		15.55	1,442		0.00%	32.10%
2023	78		11.77	912		0.00%	54.55%
2022	69		7.62	522		0.00%	(36.95)%
2021	3		12.08	41		0.00%	5.06%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Total Return Portfolio
2024	2	$9.42	$18	5.17%	2.66%
2023	1	9.17	11	3.49%	0.77%
LVIP American Century Capital Appreciation Fund, Standard Class II
2024	6	12.57	76	0.00%	24.98%
2023	10	10.06	98	0.00%	20.69%
2022	4	8.33	36	0.00%	(1.75)%
LVIP American Century Mid Cap Value Fund, Standard Class II
2024	24	14.14	341	2.50%	8.73%
2023	31	13.01	400	2.61%	6.13%
2022	16	12.26	197	1.62%	(1.19)%
2021	1	12.40	10	0.75%	6.87%
LVIP American Century Ultra Fund, Standard Class II
2024	37	15.88	584	0.00%	28.80%
2023	127	12.33	1,566	0.00%	43.51%
2022	105	8.59	906	0.00%	(32.38)%
2021	45	12.70	577	0.00%	14.03%
LVIP American Century Value Fund, Standard Class II
2024	24	15.03	367	4.11%	9.48%
2023	16	13.73	216	2.71%	9.10%
2022	5	12.58	60	1.86%	0.54%
2021	5	12.52	66	3.06%	(0.06)%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2024	29	12.74	365	0.93%	11.71%
2023	14	11.41	161	1.82%	13.10%
2022	2	10.09	21	0.00%	(6.17)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2024	2	16.95	38	0.26%	23.99%
2023	9	13.67	125	1.75%	27.16%
2022	5	10.75	53	0.27%	(18.69)%
2021	2	13.22	29	0.00%	11.01%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2024	4	13.61	59	1.00%	4.95%
2023	6	12.97	83	0.93%	18.96%
2022	10	10.90	109	0.81%	(18.37)%
2021	8	13.36	109	0.00%	(3.11)%
MFS Global Real Estate Portfolio, Initial Class
2024	158	10.56	1,668	2.59%	(2.69)%
2023	81	10.85	882	1.03%	11.46%
2022	13	9.73	125	1.95%	(26.94)%
2021	2	13.32	32	0.00%	11.82%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
MFS Growth Series, Initial Class
2024	38		$15.40	$588		0.00%	31.47%
2023	4		11.71	48		0.00%	35.86%
2022	2		8.62	15		0.00%	(31.63)%
2021	0	*	12.61	0	*	0.00%	(0.73)%
MFS International Growth Portfolio, Initial Class
2024	79		11.92	940		1.02%	9.00%
2023	64		10.93	696		1.26%	14.72%
2022	34		9.53	324		0.11%	(14.95)%
2021	0	*	11.21	2		0.14%	1.04%
MFS Mid Cap Growth Series, Initial Class
2024	162		11.92	1,926		0.00%	14.72%
2023	151		10.39	1,565		0.00%	21.32%
2022	140		8.56	1,200		0.00%	(28.70)%
2021	31		12.01	370		0.00%	6.76%
MFS Mid Cap Value Portfolio, Initial Class
2024	187		15.63	2,923		1.43%	13.75%
2023	122		13.74	1,675		1.83%	12.73%
2022	104		12.19	1,273		0.44%	(8.79)%
2021	15		13.36	195		0.00%	8.30%
MFS New Discovery Series, Initial Class
2024	2		11.25	23		0.00%	6.72%
2023	1		10.54	11		0.00%	11.74%
MFS Research Series, Initial Class
2024	2		15.31	32		0.47%	18.87%
2023	1		12.88	13		0.00%	7.07%
MFS Total Return Bond Series, Initial Class
2024	424		9.46	4,012		6.19%	2.55%
2023	155		9.23	1,428		3.19%	7.38%
2022	120		8.59	1,029		0.37%	(13.94)%
2021	8		9.98	83		0.00%	0.07%
MFS Value Series, Initial Class
2024	119		14.40	1,708		1.98%	11.61%
2023	70		12.90	908		1.63%	7.93%
2022	62		11.96	737		0.68%	(5.91)%
2021	10		12.71	130		0.00%	4.52%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2024	9		14.77	135		2.34%	4.16%
2023	8		14.18	112		13.44%	(7.85)%
2022	6		15.39	86		3.08%	8.61%
2021	0	*	14.17	1		2.27%	(3.81)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	92		$9.06	$833		3.56%	(0.50)%
2023	75		9.10	678		2.26%	5.26%
2022	42		8.65	363		2.51%	(11.00)%
2021	2		9.72	15		0.61%	(2.00)%
PIMCO High Yield Portfolio, Admin Class
2024	5		11.23	60		5.85%	6.89%
2023	0	*	10.51	4		5.64%	12.22%
2022	0	*	9.36	0	*	1726.79%	(10.28)%
2021	0	*	10.44	0	*	203.86%	1.04%
PIMCO Income Portfolio, Institutional Class
2024	21		11.37	239		6.03%	5.57%
2023	3		10.77	27		2.98%	4.79%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class
2024	0	*	10.99	2		3.62%	5.46%
2023	0	*	10.42	1		1.05%	6.44%
PIMCO Low Duration Portfolio, Admin Class
2024	14		10.26	146		3.98%	4.50%
2023	14		9.82	142		3.62%	4.97%
2022	10		9.35	92		1.38%	(5.74)%
2021	0	*	9.92	0	*	20.68%	(0.89)%
PIMCO Real Return Portfolio, Admin Class
2024	249		9.96	2,480		2.24%	2.13%
2023	108		9.75	1,049		2.93%	3.67%
2022	74		9.41	692		2.16%	(11.90)%
2021	8		10.68	88		1.89%	1.14%
PIMCO Total Return Portfolio, Admin Class
2024	53		9.23	491		4.04%	2.53%
2023	51		9.01	456		3.57%	5.93%
2022	25		8.50	215		1.29%	(14.30)%
2021	0	*	9.92	0	*	165.93%	(1.23)%
Pioneer Real Estate Shares VCT Portfolio, Class I
2023	-		-	-		0.01%	0.00%
2022	47		10.01	466		0.84%	(25.37)%
Putnam VT Focused International Equity Fund, Class IA
2024	-		-	-		0.00%	(0.14)%
2023	-		-	-		0.00%	5.91%
2022	0	*	9.49	-		2.25%	(17.99)%
2021	0	*	11.57	3		0.00%	(0.09)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Putnam VT Global Asset Allocation Fund, Class IA
2024	31		$13.43	$411	2.15%	16.63%
2023	26		11.51	303	1.56%	17.78%
2022	15		9.77	143	0.64%	(15.82)%
2021	2		11.61	25	0.00%	4.05%
Putnam VT High Yield Fund, Class IA
2024	15		11.40	166	5.18%	8.19%
2023	9		10.54	94	4.50%	12.29%
2022	5		9.38	45	0.00%	(11.37)%
2021	0	*	10.59	-	0.00%	1.12%
Putnam VT International Value Fund, Class IA
2024	21		13.73	294	2.76%	5.44%
2023	16		13.02	205	1.19%	19.08%
2022	7		10.94	73	2.83%	(6.70)%
2021	1		11.72	10	0.00%	1.32%
Putnam VT Large Cap Growth Fund, Class IA
2024	114		16.99	1,943	0.08%	33.71%
2023	42		12.71	536	0.00%	44.89%
2022	8		8.77	67	0.00%	(30.36)%
2021	0	*	12.60	4	0.00%	9.77%
Putnam VT Large Cap Value Fund, Class IA
2024	332		17.32	5,745	1.09%	19.46%
2023	215		14.50	3,114	1.97%	15.92%
2022	160		12.51	1,995	0.55%	(2.87)%
2021	18		12.88	228	0.00%	7.89%
Putnam VT Research Fund, Class IA
2024	122		17.20	2,099	0.62%	26.61%
2023	148		13.59	2,012	1.01%	29.21%
2022	150		10.52	1,576	0.05%	(17.10)%
2021	5		12.68	66	0.00%	8.92%
Putnam VT Small Cap Value Fund, Class IA
2024	23		16.86	390	0.89%	6.48%
2023	23		15.83	359	0.45%	24.13%
2022	19		12.75	238	0.15%	(12.80)%
2021	4		14.63	57	0.00%	1.51%
Putnam VT Sustainable Future Fund, Class IA
2024	2		10.85	21	0.00%	7.95%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	137		14.61	1,997	0.00%	35.17%
2023	162		10.81	1,753	0.00%	48.96%
2022	109		7.25	793	0.00%	(38.66)%
2021	14		11.83	170	0.00%	3.89%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Global Bond Index Portfolio
2024	11		$9.51	$100		2.20%	2.03%
2023	5		9.32	42		1.02%	6.52%
2022	1		8.75	10		0.31%	(13.13)%
2021	0	*	10.07	0	*	0.00%	(0.56)%
Vanguard VIF Real Estate Index Portfolio
2024	5		11.47	53		1.59%	4.74%
2023	1		10.95	12		0.00%	23.40%
Vanguard VIF Total Bond Market Index Portfolio
2024	440		9.36	4,116		2.15%	1.24%
2023	253		9.25	2,343		2.29%	5.58%
2022	206		8.76	1,802		0.00%	(13.21)%
2021	1		10.09	9		0.00%	(0.81)%
Victory RS Small Cap Growth Equity VIP Series, Class I
2024	0	*	7.98	2		0.00%	11.82%
2023	0	*	7.14	2		0.00%	20.40%
2022	0	*	5.93	2		0.00%	(28.16)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.